UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21913

DundeeWealth Funds
(Exact name of registrant as specified in charter)

1160 West Swedesford Road, Suite 140 Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Peter Moran DundeeWealth US, LP 1160 West Swedesford Road, Suite 140 Berwyn, PA 19312
(Name and address of agent for service)

Registrant’s telephone number, including area code:		610-854-0900

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semiannual Report

March 31, 2010

Dynamic Infrastructure Fund

Dynamic Contrarian Advantage Fund

Dynamic Discovery Fund

Dynamic Gold & Precious Metals Fund

Dynamic U.S. Growth Fund

Dynamic Energy Income Fund

Contents

1	Disclosure of Fund Expenses

2	Schedule of Investments

10	Financial Statements

26	Notes to Financial Statements

Back Cover	Additional Fund Information

This report is submitted for the general information of the Funds' shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Funds' current prospectus.

Shares of the Funds are distributed by Foreside Fund Services, LLC , Three Canal Plaza, Suite 100, Portland, ME 04101

Dynamic Funds 2010 Semiannual Report

Disclosure of Fund Expenses

For the Six Month Period October 1, 2009 to March 31, 2010 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic U.S. Growth Fund, and Dynamic Energy Income Fund (each a "Fund", and collectively, the "Funds"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

Hypothetical 5% Return: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Funds have no sales charges or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expense Ratio(1)	Expenses Paid During the Period 10/01/09 to 3/31/10(2)
Dynamic Infrastructure Fund - Class I
Actual Fund Return	$1,000.00	$1,091.07	1.25%	$6.52
Hypothetical 5% Return	$1,000.00	$1,018.70	1.25%	$6.29
Dynamic Contrarian Advantage Fund - Class I
Actual Fund Return	$1,000.00	$1,123.03	1.15%	$6.09
Hypothetical 5% Return	$1,000.00	$1,019.20	1.15%	$5.79
Dynamic Discovery Fund - Class I
Actual Fund Return	$1,000.00	$1,151.62	1.25%	$6.71
Hypothetical 5% Return	$1,000.00	$1,018.70	1.25%	$6.29
Dynamic Gold & Precious Metals - Class I
Actual Fund Return	$1,000.00	$1,262.73	1.25%	$7.05
Hypothetical 5% Return	$1,000.00	$1,018.70	1.25%	$6.29
Dynamic U.S. Growth Fund - Class I
Actual Fund Return	$1,000.00	$1,241.76	0.95%	$5.31
Hypothetical 5% Return	$1,000.00	$1,020.19	0.95%	$4.78
Dynamic Energy Income Fund - Class I
Actual Fund Return	$1,000.00	$1,190.65	1.15%	$6.28
Hypothetical 5% Return	$1,000.00	$1,019.20	1.15%	$5.79

(1)  Annualized, based on the Funds' expenses for the period.

(2)  Expenses are equal to the Funds' annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 365.

Dynamic Funds 2010 Semiannual Report

Schedule of Investments

Dynamic Infrastructure Fund

March 31, 2010 (Unaudited)

	Number of Shares/Units	Market Value
COMMON STOCKS - 90.8%
Austria - 2.6%
Andritz AG †	300	$17,781
Brazil - 2.8%
Companhia de Concessoes Rodoviarias †	900	19,682
Canada - 20.3%
Enbridge, Inc. †	150	7,154
Fort Chicago Energy Partners LP, Class A †	1,008	10,742
Genivar Income Fund (a)†	400	11,138
Innergex Power Income Fund †	1,000	12,110
Inter Pipeline Fund, Class A (a)†	401	4,675
Seacliff Construction Corp. †	1,700	23,517
SNC-Lavalin Group, Inc. †	600	29,307
The Churchill Corp., Class A *†	500	9,595
TransCanada Corp. †	600	21,988
Westshore Terminals Income Fund (a)†	700	11,062
		141,288
France - 4.8%
Aeroports de Paris †	100	8,227
GDF Suez SA †	650	25,130
		33,357
Italy - 8.4%
Atlantia SpA †	1,200	28,035
Terna - Rete Elettrica Nazionale SpA †	7,100	30,744
		58,779
Luxembourg - 3.8%
SES SA †	1,050	26,482
Spain - 3.5%
Red Electrica Corporacion SA †	450	24,162
Switzerland - 4.7%
ABB, Ltd.* †	1,500	32,744
United Kingdom - 6.5%
National Grid plc †	2,250	21,916
Severn Trent plc †	1,300	23,582
		45,498
United States - 33.4%
Aecom Technology Corp.*	300	8,511
American Tower Corp., Class A*	350	14,914
El Paso Corp.	1,900	20,596
ITC Holdings Corp.	400	22,000
Northeast Utilities	1,300	35,932
PG&E Corp.	650	27,573
Quanta Services, Inc.*	1,200	22,992

	Number of Shares/Units	Market Value
United States (continued)
Questar Corp.	800	$34,560
Spectra Energy Corp.	600	13,518
URS Corp.*	200	9,922
Wisconsin Energy Corp.	450	22,235
		232,753
Total Common Stocks (Cost $549,882)		632,526
	Principal Amount
SHORT-TERM INVESTMENTS - 7.6%
PNC Bank Money Market Account, 0.05%**, due 4/01/2010	$53,271	53,271
Total Short-Term Investments (Cost $53,271)		53,271
Total Investments - 98.4% (Cost $603,153)***		685,797
Forward Foreign Exchange Contract - 0.1% (Unrealized appreciation)		741
Other Assets Less Liabilities - 1.5%		10,293
NET ASSETS - 100.0%		$696,831

Forward Foreign Exchange Contracts as of 03/31/2010 were as follows:

Short Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation
USD	122,087	CAD	124,000	5/11/10	$(406)
USD	22,295	CHF	23,500	5/11/10	(115)
USD	102,653	EUR	76,000	5/11/10	1,506
USD	31,860	GBP	21,000	5/11/10	(244)
Total Unrealized Appreciation/Depreciation					$741

†  Fair valued security. The aggregate value of fair valued securities is $399,773 comprising 57.37% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

(a)  Denoted in units.

*  Non-income producing security.

**  Current yield.

***  Aggregate tax cost is $603,153 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$87,360
Gross unrealized depreciation	(4,716)
Net unrealized appreciation	$82,644
Sector Allocation	% of Net Assets
Utilities	40.2%
Industrials	33.4
Energy	11.3
Consumer Discretionary	3.8
Telecommunication Services	2.1
Cash and other	9.2
100.0%

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Schedule of Investments

Dynamic Contrarian Advantage Fund

March 31, 2010 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 94.1%
Canada - 8.6%
Bank of Nova Scotia	470	$23,509
Brookfield Properties Corp.	1,400	21,504
Suncor Energy, Inc.	630	20,500
		65,513
France - 2.8%
Unibail-Rodamco SE †	105	21,259
Ireland - 3.3%
Accenture plc, Class A	595	24,960
Israel - 9.2%
Bezeq Israeli Telecommunication Corp., Ltd. †	9,800	27,791
Mizrahi Tefahot Bank, Ltd.*†	1,800	16,997
Teva Pharmaceutical Industries, Ltd. ADR	410	25,863
		70,651
Italy - 5.2%
Atlantia SpA †	900	21,027
Terna - Rete Elettrica Nazionale SpA †	4,290	18,576
		39,603
Netherland Antilles - 4.7%
Schlumberger Ltd.	570	36,172
Sweden - 3.3%
Atlas Copco AB, Class A †	1,630	25,311
Switzerland - 6.3%
Nestle SA †	450	23,023
Sulzer AG †	255	24,807
		47,830
United Kingdom - 4.2%
BHP Billiton plc †	940	32,207
United States - 46.5%
Baxter International, Inc.	295	17,169
Comcast Corp., Class A	1,075	20,232
Emerson Electric Co.	400	20,136
Microsoft Corp.	1,210	35,417
Nike, Inc., Class B	245	18,008
Norfolk Southern Corp.	410	22,915
Occidental Petroleum Corp.	450	38,043
Oracle Corp.	1,560	40,076
Philip Morris International, Inc.	440	22,950
The Procter & Gamble Co.	340	21,512
Royal Gold, Inc.	305	14,094
Simon Property Group, Inc.	231	19,381

	Number of Shares	Market Value
United States (continued)
The Coca-Cola Co.	490	$26,950
Visa, Inc., Class A	410	37,322
		354,205
Total Common Stocks (Cost $590,278)		717,711

	Number of Contracts	Expiration Date/ Exercise Price
PUT OPTIONS PURCHASED - 0.4%
SPDR S&P 500 ETF Trust	5	Dec.2010/$105	2,025
PowerShares QQQ	5	Jan.2011/$42	815
Total Put Options Purchased (Cost $4,998)			2,840

	Principal Amount
SHORT-TERM INVESTMENTS - 4.8%
PNC Bank Money Market Account, 0.05%**, due 4/01/2010	$36,408	36,408
Total Short-Term Investments (Cost $36,408)		36,408
Total Investments - 99.3% (Cost $631,684)***		756,959
Put Options Written - (0.1)% (Premiums received $1,412)		(615)
Forward Foreign Exchange Contracts - (0.2)% (Unrealized depreciation)		(1,460)
Other Assets Less Liabilities - 1.0%		7,626
NET ASSETS - 100.0%		$762,510
Put Options Written as of 03/31/2010 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
5	SPDR S&P 500 ETF Trust	Dec.2010/$80	$410
5	PowerShares QQQ	Jan.2011/$33	205
Total (Premiums received $1,412)			$615

Forward Foreign Exchange Contracts as of 03/31/2010 were as follows:

Long Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation
CHF	6,500	USD	6,166	4/27/2010	$63
Total Unrealized Appreciation/Depreciation					$63

Dynamic Funds 2010 Semiannual Report

Schedule of Investments
(Continued)

Dynamic Contrarian Advantage Fund

March 31, 2010 (Unaudited)

Short Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation
USD	30,355	CHF	32,000	4/27/2010	$(795)
USD	48,625	EUR	36,000	4/27/2010	78
USD	25,338	GBP	16,700	4/27/2010	(331)
USD	20,559	ILS	76,000	4/27/2010	(487)
USD	4,294	SEK	31,000	4/27/2010	12
Total Unrealized Appreciation/Depreciation					$(1,523)

†  Fair valued security. The aggregate value of fair valued securities is $210,998 comprising 27.67% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

ADR  American Depositary Receipt.

*  Non-income producing security.

**  Current yield.

***  Aggregate tax cost is $631,684 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$130,159
Gross unrealized depreciation	(4,884)
Net unrealized appreciation	$125,275
Sector Allocation	% of Net Assets
Information Technology	18.1%
Industrials	15.0
Financial	13.5
Energy	12.4
Consumer Staples	12.4
Materials	6.1
Health Care	5.6
Consumer Discretionary	5.0
Telecommunication Services	3.6
Utilities	2.4
Cash and other	5.9
100.0%

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Schedule of Investments

Dynamic Discovery Fund

March 31, 2010 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 89.3%
Austria - 3.6%
Andritz AG †	420	$24,894
Brazil - 3.3%
Vale SA, Preferred Class A †	835	23,172
Canada - 7.1%
Bank of Nova Scotia	400	20,008
CI Financial Corp.†	700	14,818
Research In Motion, Ltd.*	200	14,790
		49,616
France - 7.3%
JC Decaux SA* †	970	27,085
Pernod Ricard SA †	285	24,196
		51,281
Germany - 2.8%
Wincor Nixdorf AG †	290	19,645
Israel - 11.3%
Frutarom Industries, Ltd. †	2,300	21,125
NICE Systems, Ltd. *†	600	19,074
Strauss Group, Ltd. †	1,500	22,836
Teva Pharmaceutical Industries, Ltd. ADR	250	15,770
		78,805
Italy - 3.8%
Newron Pharmaceuticals SpA* †	700	13,773
Terna - Rete Elettrica Nazionale SpA †	3,000	12,990
		26,763
Switzerland - 12.9%
Rieter Holding AG* †	90	26,186
Schindler Holding AG, Participation Certificates †	210	18,509
Schweiter Technologies AG †	80	45,028
		89,723
United Kingdom - 6.6%
British American Tobacco plc †	470	16,208
The Weir Group plc †	2,100	29,757
		45,965
United States - 30.6%
Apache Corp.	205	20,807
Cisco Systems, Inc.*	900	23,427
Dresser-Rand Group, Inc.*	600	18,852
Globe Specialty Metals, Inc.*	2,000	22,380
National Oilwell Varco, Inc.	415	16,841
Occidental Petroleum Corp.	400	33,816
Oracle Corp.	1,260	32,369

	Number of Shares	Market Value
United States (continued)
Royal Gold, Inc.	275	$12,708
Visa, Inc., Class A	360	32,771
		213,971
Total Common Stocks (Cost $472,053)		623,835
WARRANTS - 0.4%
Canada - 0.4%
Kinross Gold Corp., Expire 09/03/2013*	1,050	2,936
Total Warrants (Cost $4,292)		2,936

	Number of Contracts	Expiration Date/ Exercise Price
PUT OPTIONS PURCHASED - 0.4%
SPDR S&P 500 ETF Trust	5	Dec.2010/$105	2,025
PowerShares QQQ	4	Jan.2011/$42	652
Total Put Options Purchased (Cost $4,666)			2,677

	Principal Amount
SHORT-TERM INVESTMENTS - 7.0%
PNC Bank Money Market Account, 0.05%**, due 4/01/2010	$48,970	48,970
Total Short-Term Investments (Cost $48,970)		48,970
Total Investments - 97.1% (Cost $529,981)***		678,418
Put Options Written - (0.1)% (Premiums received $1,302)		(574)
Forward Foreign Exchange Contracts - (0.3)% (Unrealized depreciation)		(2,418)
Other Assets Less Liabilities - 3.3%		23,243
NET ASSETS - 100.0%		$698,669
Put Options Written as of 03/31/2010 were as follows:

Number of Contracts	Put Options Written	Expiration Date/ Exercise Price	Market Value
5	SPDR S&P 500 ETF Trust	Dec.2010/$80	$410
4	PowerShares QQQ	Jan.2011/$33	164
Total (Premiums received $1,302)			$574

Dynamic Funds 2010 Semiannual Report

Schedule of Investments
(Continued)

Dynamic Discovery Fund

March 31, 2010 (Unaudited)

Forward Foreign Exchange Contracts as of 03/31/2010 were as follows:

Short Forward
Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation/ Depreciation
USD	3,544	CAD	3,600	4/27/2010	$(90)
USD	46,482	CHF	49,000	4/27/2010	(1,217)
USD	87,795	EUR	65,000	4/27/2010	(9)
USD	35,655	GBP	23,500	4/27/2010	(434)
USD	32,462	ILS	120,000	4/27/2010	(668)
Total Unrealized Appreciation/Depreciation					$(2,418)

†  Fair valued security. The aggregate value of fair valued securities is $359,296 comprising 51.43% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

ADR  American Depositary Receipt.

*  Non-income producing security.

**  Current yield.

***  Aggregate tax cost is $529,981 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$154,148
Gross unrealized depreciation	(5,711)
Net unrealized appreciation	$148,437
Sector Allocation	% of Net Assets
Information Technology	20.3%
Industrials	16.9
Energy	12.9
Materials	11.8
Consumer Staples	9.1
Consumer Discretionary	7.6
Financial	5.0
Health Care	4.2
Utilities	1.9
Cash and other	10.3
100.0%

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Schedule of Investments

Dynamic Gold and Precious Metals Fund

March 31, 2010 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 95.6%
Australia - 15.6%
Ampella Mining, Ltd.* †	35,000	$40,532
Andean Resources, Ltd.* †	26,000	65,534
Gryphon Minerals, Ltd.* †	15,000	7,557
Magma Metals, Ltd.* †	14,000	8,546
Perseus Mining, Ltd.* †	17,100	31,148
Sandfire Resources NL* †	800	2,651
Silver Lake Resources, Ltd.* †	1,300	1,489
		157,457
Canada - 71.5%
Agnico-Eagle Mines, Ltd.	800	44,536
Alamos Gold, Inc.* †	3,300	44,091
ATAC Resources, Ltd.*†	6,500	8,832
Aurizon Mines, Ltd.* †	6,800	32,003
Barrick Gold Corp.	700	26,838
Brett Resources, Inc.* †	18,000	53,345
Clifton Star Resources, Inc.* †	1,000	5,819
Comaplex Minerals Corp.* †	400	3,151
Eldorado Gold Corp.*	2,500	30,200
Fortuna Silver Mines, Inc.* †	300	768
Keegan Resources, Inc.* †	7,500	44,971
Kinross Gold Corp.	2,600	44,434
Kirkland Lake Gold, Inc.* †	1,400	10,462
Levon Resources, Ltd.* †	3,000	2,629
Osisko Mining Corp.* †	5,000	43,568
PMI Gold Corp.* †	57,500	10,191
Premier Gold Mines, Ltd.* †	10,000	41,747
Rainy River Resources, Ltd.* †	4,000	23,039
Red Back Mining, Inc.* †	2,500	51,076
Richfield Ventures Corp.* †	10,000	17,723
Riverstone Resources, Inc.* †	40,000	38,202
Sabina Silver Corp.* †	7,500	10,117
San Gold Corp.* †	20,000	62,226
StrikePoint Gold, Inc.* †	25,000	9,600
Unigold, Inc.* †	100,000	26,584
Volta Resources, Inc.* †	26,500	35,485
		721,637
United States - 8.5%
Allied Nevada Gold Corp.* †	2,900	47,969
Newmont Mining Corp.	300	15,279
Royal Gold, Inc.	500	23,105
		86,353
Total Common Stocks (Cost $694,045)		965,447
GOLD CERTIFICATES - 5.5%
Canadian Gold Certificates - 5.5%
ScotiaBank Gold Certificates	50	55,662
Total Gold Certificates (Cost $43,750)		55,662

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 10.3%
PNC Bank Money Market Account, 0.05%**, due 4/01/2010	$103,421	$103,421
Total Short-Term Investments (Cost $103,421)		103,421
Total Investments - 111.4% (Cost $841,216)***		1,124,530
Liabilities in Excess of Other Assets - (11.4%)		(114,844)
NET ASSETS - 100.0%		$1,009,686

†  Fair valued security. The aggregate value of fair valued securities is $781,055 comprising 77.36% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

*  Non-income producing security.

**  Current yield.

***  Aggregate tax cost is $841,216 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$290,579
Gross unrealized depreciation	(7,265)
Net unrealized appreciation	$283,314
Sector Allocation	% of Net Assets
Materials	95.6%
Gold	5.5
Cash and other	(1.1)
100.0%

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Schedule of Investments

Dynamic U.S. Growth Fund

March 31, 2010 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 87.6%
Consumer Discretionary - 20.4%
Amazon.com, Inc.*	250	$33,933
J. Crew Group, Inc.*	800	36,720
Netflix, Inc.*	400	29,496
priceline.com, Inc.*	100	25,500
Urban Outfitters, Inc.*	800	30,424
		156,073
Consumer Staples - 3.8%
Green Mountain Coffee Roasters, Inc.*	300	29,046
Health Care - 16.9%
Celgene Corp.*	300	18,588
Cerner Corp.*	300	25,518
Intuitive Surgical, Inc*	100	34,813
Mylan, Inc.*	1,200	27,252
Sirona Dental Systems, Inc.*	600	22,818
		128,989
Information Technology - 46.5%
Apple, Inc.*	300	70,479
Atheros Communications, Inc.*	800	30,968
Cree, Inc.*	600	42,132
F5 Networks, Inc.*	600	36,906
Juniper Networks, Inc.*	900	27,612
NetApp, Inc.*	1,100	35,816
Netlogic Microsystems, Inc.*	1,200	35,316
Riverbed Technology, Inc.*	1,200	34,080
VMware, Inc., Class A*	800	42,640
		355,949
Total Common Stocks (Cost $603,520)		670,057
Total Investments - 87.6% (Cost $603,520)***		670,057
Other Assets Less Liabilities - 12.4%		94,716
NET ASSETS - 100.0%		$764,773

*  Non-income producing security.

**  Current yield.

***  Aggregate tax cost is $607,950 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$68,110
Gross unrealized depreciation	(6,003)
Net unrealized appreciation	$62,107
Sector Allocation	% of Net Assets
Information Technology	46.5%
Consumer Discretionary	20.4
Health Care	16.9
Consumer Staples	3.8
Cash and other	12.4
100.0%

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Schedule of Investments

Dynamic Energy Income Fund

March 31, 2010 (Unaudited)

	Number of Shares/Units	Market Value
COMMON STOCKS - 86.1%
Canada - 81.5%
ARC Energy Trust (a)†	5,500	$111,013
Baytex Energy Trust (a)†	3,700	125,137
Bonavista Energy Trust (a)†	5,900	135,642
Canadian Oil Sands Trust (a)†	4,800	143,908
Crescent Point Energy Corp.†	3,600	138,130
Daylight Resources Trust (a)†	7,300	75,613
Enerplus Resources Fund (a)†	2,600	61,618
Fort Chicago Energy Partners LP, Class A†	2,800	29,829
Freehold Royalty Trust (a)†	1,100	18,347
Keyera Facilities Income Fund (a)†	2,412	64,045
NAL Oil & Gas Trust (a)†	4,900	62,477
Northland Power Income Fund (a)†	3,200	41,463
Pembina Pipeline Income Fund (a)†	1,300	22,284
Pengrowth Energy Trust (a)†	4,900	56,688
Peyto Energy Trust (a)†	6,000	79,811
Progress Energy Resources Corp.†	3,500	40,560
Vermilion Energy Trust (a)†	4,000	139,379
Zargon Energy Trust (a)†	4,100	81,180
		1,427,124
United States - 4.6%
Diamond Offshore Drilling, Inc.	900	79,929
Total Common Stocks (Cost $1,330,277)		1,507,053
	Principal Amount
SHORT-TERM INVESTMENTS - 11.8%
PNC Bank Money Market Account, 0.05%**, due 4/01/2010	$206,335	206,335
Total Short-Term Investments (Cost $206,335)		206,335
Total Investments - 97.9% (Cost $1,536,612)***		1,713,388
Other Assets Less Liabilities - 2.1%		36,671
NET ASSETS - 100.0%		$1,750,059

†  Fair valued security. The aggregate value of fair valued securities is $1,427,124 comprising 81.55% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

(a)  Denoted in units.

**  Current yield.

***  Aggregate tax cost is $1,536,763 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$176,776
Gross unrealized depreciation	(151)
Net unrealized appreciation	$176,625
Sector Allocation	% of Net Assets
Energy	83.7%
Utilities	2.4
Cash and other	13.9
100.0%

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Statement of Assets and Liabilities

March 31, 2010 (Unaudited)

	Dynamic Infrastructure Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund
Assets:
Investments, at market value (cost $603,153, $631,684, and $529,981, respectively) (Note 2 and Note 3)	$685,797	$756,959	$678,418
Foreign currency (cost $10)	10	-	-
Receivable from investments sold	13,378	1,649	11,674
Unrealized appreciation on forward foreign exchange contracts	1,506	153	-
Receivable from investment adviser (Note 4)	3,536	3,332	3,522
Dividends and interest receivable	1,380	1,108	1,577
Other prepaid expenses	4,080	4,046	4,063
Other assets	10,852	11,017	10,979
Total assets	720,539	778,264	710,233
Liabilities:
Put options written (premiums received $1,412 and $1,302)	-	615	574
Payable for investments purchased	13,548	4,623	-
Chief Compliance Officer fees payable (Note 4)	24	25	24
Custodian fees payable (Note 5)	4,438	3,960	3,618
Transfer agent fees payable (Note 5)	3,780	3,785	3,780
Trustees' fees payable (Note 4)	27	-	26
Printing fees payable	1,055	1,052	1,060
Unrealized depreciation on forward foreign exchange contracts	765	1,613	2,418
Other accrued expenses	71	81	64
Total liabilities	23,708	15,754	11,564
Net Assets	$696,831	$762,510	$698,669
Net Assets consist of:
Paid-in capital	$565,756	$629,830	$521,842
Accumulated net investment loss	(4,588)	(8,765)	(5,670)
Accumulated net realized gain on investments, options written, and foreign currency transactions	52,289	16,823	35,728
Net unrealized appreciation on investments	82,644	125,275	148,437
Net unrealized appreciation on options written	-	797	728
Net unrealized appreciation/depreciation on foreign currency translations	730	(1,450)	(2,396)
Net Assets	$696,831	$762,510	$698,669
Shares Outstanding - Class I:
(Unlimited number of shares authorized, par value $0.001 per share)	56,639	61,567	52,875
Net asset value, offering and redemption price per share* (Note 2)	$12.30	$12.39	$13.21

*Shares of all the Funds redeemed within 90 days of purchase are charged a 2% redemption fee.

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Statement of Assets and Liabilities
(Continued)

March 31, 2010 (Unaudited)

	Dynamic Gold & Precious Metals Fund	Dynamic U.S. Growth Fund	Dynamic Energy Income Fund
Assets:
Investments, at market value (cost $841,216, $603,520, and $1,536,612, respectively) (Note 2 and Note 3)	$1,124,530	$670,057	$1,713,388
Receivable from investments sold	-	759,481	5,411
Receivable from fund shares sold	8,842	-	-
Receivable from investment adviser (Note 4)	3,305	2,216	11,531
Dividends and interest receivable	-	1	7,115
Prepaid offering expenses	-	-	10,213
Other prepaid expenses	4,103	4,086	9,584
Other assets	11,126	11,764	7,133
Total assets	1,151,906	1,447,605	1,764,375
Liabilities:
Foreign currency purchased (cost $9,667)	9,697	-	-
Payable to custodian	-	674,379	-
Payable for investments purchased	123,561	-	-
Administration and accounting fees payable (Note 5)	-	-	5,346
Chief Compliance Officer fees payable (Note 4)	29	47	49
Custodian fees payable (Note 5)	3,772	3,366	4,660
Transfer agent fees payable (Note 5)	3,785	3,785	3,106
Trustees' fees payable (Note 4)	-	-	88
Printing fees payable	1,052	1,034	1,031
Other accrued expenses	324	221	36
Total liabilities	142,220	682,832	14,316
Net Assets	$1,009,686	$764,773	$1,750,059
Net Assets consist of:
Paid-in capital	$689,909	$527,216	$1,573,887
Accumulated net investment loss	(23,903)	(10,222)	(10,243)
Accumulated net realized gain on investments, options written, and foreign currency transactions	60,716	181,242	9,359
Net unrealized appreciation on investments	283,314	66,537	176,776
Net unrealized appreciation/depreciation on foreign currency translations	(350)	-	280
Net Assets	$1,009,686	764,773	$1,750,059
Shares Outstanding - Class I:
(Unlimited number of shares authorized, par value $0.001 per share)	63,552	56,411	139,954
Net asset value, offering and redemption price per share* (Note 2)	$15.89	$13.56	$12.50

*Shares of all the Funds redeemed within 90 days of purchase are charged a 2% redemption fee.

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Statement of Operations

For the Period Ended March 31, 2010 (Unaudited)

	Dynamic Infrastructure Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund
Investment Income:
Dividends (net of foreign withholding taxes of $760, $331, and $562, respectively)	$6,857	$6,019	$5,477
Interest	8	8	6
Total investment income	6,865	6,027	5,483
Expenses:
Investment advisory fees (Note 4)	3,151	2,888	3,083
Administration and accounting fees (Note 5)	25,006	24,572	24,696
Audit fees	7,298	7,298	7,298
Chief Compliance Officer fees (Note 4)	82	83	80
Custodian fees (Note 5)	8,277	7,984	7,783
Insurance expense	360	334	349
Legal fees	940	910	913
Offering costs (Note 2)	4,128	4,128	4,128
Printing fees	424	420	420
Registration and filing fees	10,923	10,925	10,922
Transfer agent fees (Note 5)	11,510	11,515	11,510
Trustees' fees and expenses (Note 4)	385	386	374
Other	1,190	986	1,122
Subtotal	73,674	72,429	72,678
Fees waived and reimbursed by Adviser (Note 4)	(62,878)	(61,871)	(61,971)
Fees waived by Fund's service provider (Note 5)	(6,650)	(6,650)	(6,650)
Net expenses	4,146	3,908	4,057
Net Investment Income (Loss)	2,719	2,119	1,426
Realized and Unrealized Gain (Loss) on Investments, Options Written, and Foreign Currency:
Net realized gain on investments	81,306	16,680	34,089
Net realized gain on options written	305	-	-
Net realized gain (loss) on foreign currency	(1,942)	6,208	11,284
Net realized gain on investments, options written and foreign currency transactions	79,669	22,888	45,373
Net change in unrealized appreciation/depreciation:
on investments	(26,324)	52,665	46,876
on options written	(20)	797	728
on foreign currency translations	2,073	(1,739)	(2,229)
Net change in unrealized appreciation/depreciation on investments, options written, and foreign currency translations	(24,271)	51,723	45,375
Net Realized and Unrealized Gain on Investments, Options Written, and Foreign Currency	55,398	74,611	90,748
Net Increase in Net Assets Resulting from Operations	$58,117	$76,730	$92,174

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Statement of Operations
(Continued)

For the Period Ended March 31, 2010 (Unaudited)

	Dynamic Gold & Precious Metals Fund	Dynamic U.S. Growth Fund	Dynamic Energy Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $41, $0, and $4,822, respectively)	$350	$15	$27,984
Interest	10	12	30
Total investment income	360	27	28,014
Expenses:
Investment advisory fees (Note 4)	3,685	3,768	4,382
Administration and accounting fees (Note 5)	25,149	21,198	24,936
Audit fees	7,298	7,298	7,298
Chief Compliance Officer fees (Note 4)	94	118	108
Custodian fees (Note 5)	7,579	6,005	7,188
Insurance expense	378	359	324
Legal fees	1,038	1,097	1,023
Offering costs (Note 2)	4,128	4,128	13,470
Printing fees	425	427	385
Registration and filing fees	10,923	10,935	9,782
Transfer agent fees (Note 5)	11,515	11,515	12,592
Trustees' fees and expenses (Note 4)	503	504	468
Other	310	242	241
Subtotal	73,025	67,594	82,197
Fees waived and reimbursed by Adviser (Note 4)	(61,527)	(56,171)	(59,955)
Fees waived by Fund's service provider (Note 5)	(6,650)	(6,650)	(16,937)
Net expenses	4,848	4,773	5,305
Net Investment Income (Loss)	(4,488)	(4,746)	22,709
Realized and Unrealized Gain (Loss) on Investments, Options Written, and Foreign Currency:
Net realized gain on investments	68,364	225,556	11,965
Net realized loss on foreign currency	(995)	-	(2,606)
Net realized gain on investments, options written and foreign currency transactions	67,369	225,556	9,359
Net change in unrealized appreciation/depreciation:
on investments	118,866	(31,686)	131,416
on foreign currency translations	(344)	-	425
Net change in unrealized appreciation/depreciation on investments, options written, and foreign currency translations	118,522	(31,686)	131,841
Net Realized and Unrealized Gain on Investments, Options Written, and Foreign Currency	185,891	193,870	141,200
Net Increase in Net Assets Resulting from Operations	$181,403	$189,124	$163,909

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Statement of Changes in Net Assets

Dynamic Infrastructure Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Period Ended September 30, 2009*
Operations:
Net investment income	$2,719	$5,485
Net realized gain on investments, options written, and foreign currency transactions	79,669	25,574
Net change in unrealized appreciation/depreciation on investments, options written, and foreign currency translations	(24,271)	107,645
Net Increase in Net Assets Resulting from Operations	58,117	138,704
Distributions to Shareholders from:
Net investment income	(15,481)	-
Net realized capital gains	(64,241)	-
Total distributions to shareholders	(79,722)	-
Shares of Beneficial Interest Transactions (Class I):
Shares sold	-	500,010
Shares issued as reinvestment of distributions	79,722	-
Net increase in net assets from shares of beneficial interest	79,722	500,010
Net increase in net assets	58,117	638,714
Net Assets:
Beginning of period	638,714	-
End of period	$696,831	$638,714
Accumulated net investment income (loss)	$(4,588)	$8,174
Shares of Beneficial Interest Transactions (Class I):
Shares sold	-	50,001
Shares issued as reinvestment of distributions	6,638	-
Net increase in shares outstanding	6,638	50,001

*The Fund commenced investment operations on March 31, 2009.

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Statement of Changes in Net Assets

Dynamic Contrarian Advantage Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Period Ended September 30, 2009*
Operations:
Net investment income	$2,119	$4,419
Net realized gain on investments and foreign currency transactions	22,888	8,452
Net change in unrealized appreciation/depreciation on investments, options written, and foreign currency translations	51,723	72,899
Net Increase in Net Assets Resulting from Operations	76,730	85,770
Distributions to Shareholders from:
Net investment income	(22,861)	-
Net realized capital gains	(20,935)	-
Total distributions to shareholders	(43,796)	-
Shares of Beneficial Interest Transactions (Class I):
Shares sold	100,000	500,010
Shares issued as reinvestment of distributions	43,796	-
Net increase in net assets from shares of beneficial interest	143,796	500,010
Net increase in net assets	176,730	585,780
Net Assets:
Beginning of period	585,780	-
End of period	$762,510	$585,780
Accumulated net investment income (loss)	$(8,765)	$11,977
Shares of Beneficial Interest Transactions (Class I):
Shares sold	7,955	50,001
Shares issued as reinvestment of distributions	3,611	-
Net increase in shares outstanding	11,566	50,001

*The Fund commenced investment operations on March 31, 2009.

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Statement of Changes in Net Assets

Dynamic Discovery Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Period Ended September 30, 2009*
Operations:
Net investment income	$1,426	$1,568
Net realized gain on investments and foreign currency transactions	45,373	3,523
Net change in unrealized appreciation/depreciation on investments, options written, and foreign currency translations	45,375	101,394
Net Increase in Net Assets Resulting from Operations	92,174	106,485
Distributions to Shareholders from:
Net investment income	(13,475)	-
Net realized capital gains	(22,333)	-
Total distributions to shareholders	(35,808)	-
Shares of Beneficial Interest Transactions (Class I):
Shares sold	-	500,010
Shares issued as reinvestment of distributions	35,808	-
Net increase in net assets from shares of beneficial interest	35,808	500,010
Net increase in net assets	92,174	606,495
Net Assets:
Beginning of period	606,495	-
End of period	$698,669	$606,495
Accumulated net investment income (loss)	$(5,670)	$6,379
Shares of Beneficial Interest Transactions (Class I):
Shares sold	-	50,001
Shares issued as reinvestment of distributions	2,874	-
Net increase in shares outstanding	2,874	50,001

*The Fund commenced investment operations on March 31, 2009.

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Statement of Changes in Net Assets

Dynamic Gold & Precious Metals Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Period Ended September 30, 2009*
Operations:
Net investment loss	$(4,488)	$(3,247)
Net realized gain (loss) on investments and foreign currency transactions	67,369	(3,739)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	118,522	164,442
Net Increase in Net Assets Resulting from Operations	181,403	157,456
Distributions to Shareholders from:
Net investment income	(26,761)	-
Net realized capital gains	(6,297)	-
Total distributions to shareholders	(33,058)	-
Shares of Beneficial Interest Transactions (Class I):
Shares sold	170,817	500,010
Shares issued as reinvestment of distributions	33,058	-
Net increase in net assets from shares of beneficial interest	203,875	500,010
Net increase in net assets	352,220	657,466
Net Assets:
Beginning of period	657,466	-
End of period	$1,009,686	$657,466
Accumulated net investment income (loss)	$(23,903)	$7,346
Shares of Beneficial Interest Transactions (Class I):
Shares sold	11,302	50,001
Shares issued as reinvestment of distributions	2,249	-
Net increase in shares outstanding	13,551	50,001

*The Fund commenced investment operations on March 31, 2009.

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Statement of Changes in Net Assets

Dynamic U.S. Growth Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Period Ended September 30, 2009*
Operations:
Net investment loss	$(4,746)	$(2,298)
Net realized gain on investments	225,556	20,069
Net change in unrealized appreciation/depreciation on investments	(31,686)	98,223
Net Increase in Net Assets Resulting from Operations	189,124	115,994
Distributions to Shareholders from:
Net investment income	(17,154)	-
Net realized capital gains	(64,383)	-
Total distributions to shareholders	(81,537)	-
Shares of Beneficial Interest Transactions (Class I):
Shares sold	658,086	500,010
Shares issued as reinvestment of distributions	81,537	-
Shares redeemed	(698,441)	-
Net increase in net assets from shares of beneficial interest	41,182	500,010
Net increase in net assets	148,769	616,004
Net Assets:
Beginning of period	616,004	-
End of period	$764,773	$616,004
Accumulated net investment income (loss)	$(10,222)	$11,678
Shares of Beneficial Interest Transactions (Class I):
Shares sold	51,736	50,001
Shares issued as reinvestment of distributions	6,410	-
Shares redeemed	(51,736)	-
Net increase in shares outstanding	6,410	50,001

*The Fund commenced investment operations on March 31, 2009.

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Statement of Changes in Net Assets

Dynamic Energy Income Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Period Ended September 30, 2009*
Operations:
Net investment income	$22,709	$4,042
Net realized gain on investments and foreign currency transactions	9,359	5,571
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	131,841	45,215
Net Increase in Net Assets Resulting from Operations	163,909	54,828
Distributions to Shareholders from:
Net investment income	(41,682)	-
Net realized capital gains	(5,862)	-
Total distributions to shareholders	(47,544)	-
Shares of Beneficial Interest Transactions (Class I):
Shares sold	1,139,820	500,010
Shares issued as reinvestment of distributions	46,003	-
Shares redeemed	(106,967)	-
Net increase in net assets from shares of beneficial interest	1,078,856	500,010
Net increase in net assets	1,195,221	554,838
Net Assets:
Beginning of period	554,838	-
End of period	$1,750,059	$554,838
Accumulated net investment income (loss)	$(10,243)	$8,730
Shares of Beneficial Interest Transactions (Class I):
Shares sold	94,732	50,001
Shares issued as reinvestment of distributions	3,841	-
Shares redeemed	(8,620)	-
Net increase in shares outstanding	89,953	50,001

*The Fund commenced investment operations on August 14, 2009.

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Financial Highlights

Dynamic Infrastructure Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/10 (Unaudited) Class I		For the Period Ended 9/30/09(1) Class I
Net asset value, beginning of period	$12.77		$10.00
Income from Investment Operations:
Net investment income (2)	0.05		0.11
Net realized and unrealized gain on investments, options written, and foreign currency transactions	1.07		2.66
Total from investment operations	1.12		2.77
Less Distributions:
Dividends from net investment income	(0.31)		-
Distributions from realized capital gains	(1.28)		-
Total distributions	(1.59)		-
Net asset value, end of period	$12.30		$12.77
Total return	9.11	%(3)	27.70	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$697		$639
Operating expenses:
Before expense reimbursement/waiver	22.21	%(4)	31.45	%(4)
After expense reimbursement/waiver	1.25	%(4)	1.25	%(4)
Net investment income:
After expense reimbursement/waiver	0.82	%(4)	1.92	%(4)
Portfolio turnover rate	71.51	%(3)	60.18	%(3)

(1)  The Fund commenced investment operations on March 31, 2009.

(2)  Calculated based on the average number of shares outstanding during the period.

(3)  Non-annualized.

(4)  Annualized.

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Financial Highlights

Dynamic Contrarian Advantage Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/10 (Unaudited) Class I		For the Period Ended 9/30/09(1) Class I
Net asset value, beginning of period	$11.72		$10.00
Income from Investment Operations:
Net investment income (2)	0.04		0.09
Net realized and unrealized gain on investments, options written, and foreign currency transactions	1.38		1.63
Total from investment operations	1.42		1.72
Less Distributions:
Dividends from net investment income	(0.39)		-
Distributions from realized capital gains	(0.36)		-
Total distributions	(0.75)		-
Net asset value, end of period	$12.39		$11.72
Total return	12.30	%(3)	17.20	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$763		$586
Operating expenses:
Before expense reimbursement/waiver	21.32	%(4)	34.14	%(4)
After expense reimbursement/waiver	1.15	%(4)	1.15	%(4)
Net investment income:
After expense reimbursement/waiver	0.62	%(4)	1.67	%(4)
Portfolio turnover rate	34.57	%(3)	69.40	%(3)

(1)  The Fund commenced investment operations on March 31, 2009.

(2)  Calculated based on the average number of shares outstanding during the period.

(3)  Non-annualized.

(4)  Annualized.

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Financial Highlights

Dynamic Discovery Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/10 (Unaudited) Class I		For the Period Ended 9/30/09(1) Class I
Net asset value, beginning of period	$12.13		$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.03		0.03
Net realized and unrealized gain on investments, options written, and foreign currency transactions	1.77		2.10
Total from investment operations	1.80		2.13
Less Distributions:
Dividends from net investment income	(0.27)		-
Distributions from realized capital gains	(0.45)		-
Total distributions	(0.72)		-
Net asset value, end of period	$13.21		$12.13
Total return	15.16	%(3)	21.30	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$699		$606
Operating expenses:
Before expense reimbursement/waiver	22.40	%(4)	33.78	%(4)
After expense reimbursement/waiver	1.25	%(4)	1.25	%(4)
Net investment income (loss):
After expense reimbursement/waiver	0.44	%(4)	0.59	%(4)
Portfolio turnover rate	32.47	%(3)	69.79	%(3)

(1)  The Fund commenced investment operations on March 31, 2009.

(2)  Calculated based on the average number of shares outstanding during the period.

(3)  Non-annualized.

(4)  Annualized.

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Financial Highlights

Dynamic Gold & Precious Metals Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/10 (Unaudited) Class I		For the Period Ended 9/30/09(1) Class I
Net asset value, beginning of period	$13.15		$10.00
Income (Loss) from Investment Operations:
Net investment loss (2)	(0.08)		(0.07)
Net realized and unrealized gain on investments and foreign currency transactions	3.49		3.22
Total from investment operations	3.41		3.15
Less Distributions:
Dividends from net investment income	(0.54)		-
Distributions from realized capital gains	(0.13)		-
Total distributions	(0.67)		-
Net asset value, end of period	$15.89		$13.15
Total return	26.27	%(3)	31.50	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$1,010		$657
Operating expenses:
Before expense reimbursement/waiver	18.83	%(4)	31.36	%(4)
After expense reimbursement/waiver	1.25	%(4)	1.25	%(4)
Net investment loss:
After expense reimbursement/waiver	(1.16	)%(4)	(1.16	)%(4)
Portfolio turnover rate	23.48	%(3)	5.43	%(3)

(1)  The Fund commenced investment operations on March 31, 2009.

(2)  Calculated based on the average number of shares outstanding during the period.

(3)  Non-annualized.

(4)  Annualized.

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Financial Highlights

Dynamic U.S. Growth Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/10 (Unaudited) Class I		For the Period Ended 9/30/09(1) Class I
Net asset value, beginning of period	$12.32		$10.00
Income (Loss) from Investment Operations:
Net investment loss (2)	(0.06)		(0.05)
Net realized and unrealized gain on investments	2.93		2.37
Total from investment operations	2.87		2.32
Less Distributions:
Dividends from net investment income	(0.34)		-
Distributions from realized capital gains	(1.29)		-
Total distributions	(1.63)		-
Net asset value, end of period	$13.56		$12.32
Total return	24.18	%(3)	23.20	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$765		$616
Operating expenses:
Before expense reimbursement/waiver	13.45	%(4)	30.21	%(4)
After expense reimbursement/waiver	0.95	%(4)	0.95	%(4)
Net investment loss:
After expense reimbursement/waiver	(0.94	)%(4)	(0.83	)%(4)
Portfolio turnover rate	199.51	%(3)	205.10	%(3)

(1)  The Fund commenced investment operations on March 31, 2009.

(2)  Calculated based on the average number of shares outstanding during the period.

(3)  Non-annualized.

(4)  Annualized.

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Financial Highlights

Dynamic Energy Income Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/10 (Unaudited) Class I		For the Period Ended 9/30/09(1) Class I
Net asset value, beginning of period	$11.10		$10.00
Income from Investment Operations:
Net investment income (2)	0.30		0.09
Net realized and unrealized gain on investments and foreign currency transactions	1.68		1.01
Total from investment operations	1.98		1.10
Less Distributions:
Dividends from net investment income	(0.48)		-
Distributions from realized capital gains	(0.10)		-
Total distributions	(0.58)		-
Net asset value, end of period	$12.50		$11.10
Total return	19.07	%(3)	11.00	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$1,750		$555
Operating expenses:
Before expense reimbursement/waiver	17.82	%(4)	49.80	%(4)
After expense reimbursement/waiver	1.15	%(4)	1.15	%(4)
Net investment income:
After expense reimbursement/waiver	4.92	%(4)	6.54	%(4)
Portfolio turnover rate	12.70	%(3)	20.50	%(3)

(1)  The Fund commenced investment operations on August 14, 2009.

(2)  Calculated based on the average number of shares outstanding during the period.

(3)  Non-annualized.

(4)  Annualized.

See Notes to Financial Statements

Dynamic Funds 2010 Semiannual Report

Notes to Financial Statements

March 31, 2010 (Unaudited)

1.  Organization

The Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic U.S. Growth Fund, and the Dynamic Energy Income Fund (each a "Fund" and collectively the "Funds") are each a separate series of the DundeeWealth Funds, formerly known as BHR Institutional Funds, (the "Trust"), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). Each Fund is a separate mutual fund, and each share of a Fund represents an equal proportionate interest in that Fund. All consideration received by the Trust for shares of any Fund and all assets of such Fund belong solely to that fund and are subject to liabilities related thereto. The Funds are authorized to issue an unlimited number of shares and offer two classes of shares: Class I Shares and Class II Shares. As of March 31, 2010, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the first five Funds listed above, which commenced investment operations on March 31, 2009, and the Dynamic Energy Income Fund which commenced investment operations on August 14, 2009. The financial statements of the remaining series in the Trust are presented in separate documents. The Funds are diversified portfolios as defined under the Investment Company Act of 1940, as amended (the "1940 Act") with exception to the Dynamic Gold & Precious Metals Fund, Dynamic U.S. Growth Fund, and Dynamic Energy Income Fund.

The Funds offer separate investment portfolios and have individual investment goals and strategy characteristics as follows:

Dynamic Infrastructure Fund – seeks long term capital appreciation and will invest, under normal market conditions, at least 80% of its assets in securities of publicly traded companies that hold infrastructure assets directly, as well as companies that own or manage infrastructure projects, or that are involved in the construction, development or maintenance of infrastructure assets.

Dynamic Contrarian Advantage Fund – seeks long term capital appreciation and will invest, under normal market conditions, primarily in equity securities of U.S. and foreign companies chosen using a value oriented investment approach.

Dynamic Discovery Fund – seeks long term capital appreciation and will invest, under normal market conditions, primarily in equity securities of domestic and foreign companies, including common shares and preferred shares, that demonstrate compelling growth potential but which have been ignored or discarded by the general marketplace.

Dynamic Gold & Precious Metals Fund – seeks long term capital appreciation and will invest, under normal market conditions, at least 80% of its assets in securities of companies which are engaged primarily in activities related to gold and various precious metals, including exploration, mining, development, fabrication, processing or distribution, in instruments that derive their value from the value of precious metals and in gold, silver, platinum and palladium in the form of bullion, coins and storage receipts.

Dynamic U.S. Growth Fund – seeks long term capital appreciation and will invest, under normal market conditions, at least 80% of its assets in securities of U.S. companies chosen according to a growth oriented investment approach.

Dynamic Energy Income Fund – seeks high income and long term growth of capital and will invest, under normal market conditions, at least 80% of its assets in equity securities of energy and utilities companies.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Use of Estimates – The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Offering Costs – Offering costs have been incurred by the Funds. Offering costs consist of costs incurred to offer shares to the public and are accounted for as a deferred charge until operations begin and thereafter amortized to expense over twelve months on a straight-line basis.

Dynamic Funds 2010 Semiannual Report

Notes to Financial Statements
(Continued)

Derivative Financial Instruments – The Funds may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. If Goodman & Company NY, Ltd.'s (the "Sub-Adviser" or "Goodman") prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Funds may leave the Funds in a worse position than if it had not used such strategies.

The Funds are subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures – The Funds may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on DundeeWealth US, LP's ( the "Adviser" or "DundeeWealth US") or Goodman's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds' exposure to price fluctuations, while others tend to increase its market exposure.

During the six months ended March 31, 2010, none of the Funds had investments in futures contracts or options on futures.

Forward Foreign Exchange Contracts – The Funds may engage in forward foreign exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and "cash" trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Adviser or Sub-Adviser due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser or Sub-Adviser would otherwise desire, to the possible detriment of a Fund. Neither the CFTC nor banking authorities regulate forward currency through banks. In respect of such trading, a Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to a Fund.

Forward foreign exchange contracts for the Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, and Dynamic Discovery Fund at March 31, 2010 are presented within the Schedule of Investments.

The Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, and Dynamic Discovery Fund increased the volume of activity in foreign exchange contracts during the six months ended March 31, 2010, with an average value of approximately $697, $1,515, $2,663, respectively.

Options – The Funds may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. Each Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time

Dynamic Funds 2010 Semiannual Report

Notes to Financial Statements
(Continued)

during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Option positions for the Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund at March 31, 2010 are presented within the Schedule of Investments.

The Dynamic Infrastructure Fund held equity written option contracts through November 20, 2009, with an average premium amount of approximately $305. At March 31, 2010, the Dynamic Infrastructure Fund had no investments in options contracts.

The Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund increased the volume of activity in options contracts during the six months ended March 31, 2010. Please refer to Note 7 for option activity during the six months ended March 31, 2010.

The following tables present the value of derivatives held as of March 31, 2010, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:

Fair Values of Derivative Instruments as of March 31, 2010 for the Dynamic Infrastructure Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value
Foreign Exchange Contracts	Assets, Unrealized appreciation on forward foreign exchange contracts	$1,506
Foreign Exchange Contracts	Liabilities, Unrealized depreciation on forward foreign exchange contracts	(765)
Total		$741

Fair Values of Derivative Instruments as of March 31, 2010 for the Dynamic Contrarian Advantage Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value
Equity Contracts	Liabilities, Put options written	$(615)
Foreign Exchange Contracts	Assets, Unrealized appreciation on forward foreign exchange contracts	153
Foreign Exchange Contracts	Liabilities, Unrealized depreciation on forward foreign exchange contracts	(1,613)
Total		$(2,075)

Fair Values of Derivative Instruments as of March 31, 2010 for the Dynamic Discovery Fund:

Derivatives Not Accounted for as Hedging Instruments	Balance Sheet Location	Fair Value
Equity Contracts	Liabilities, Put options written	$(574)
Foreign Exchange Contracts	Liabilities, Unrealized depreciation on forward foreign exchange contracts	(2,418)
Total		$(2,992)

The following tables present the effect of derivatives on the Statement of Operations during the six months ended March 31, 2010, by primary risk exposure:

Effect of Derivative Instruments on the Statement of Operations during the Period Ended March 31, 2010 for the Dynamic Infrastructure Fund:

Derivative Contracts	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Equity Contracts	$305	$(20)
Foreign Exchange Contracts	430	2,086
Total	$735	$2,066

Dynamic Funds 2010 Semiannual Report

Notes to Financial Statements
(Continued)

Effect of Derivative Instruments on the Statement of Operations during the Period Ended March 31, 2010 for the Dynamic Contrarian Advantage Fund:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Equity Contracts	-	$797
Foreign Exchange Contracts	$6,927	(1,750)
Total	$6,927	$(953)

Effect of Derivative Instruments on the Statement of Operations during the Period Ended March 31, 2010 for the Dynamic Discovery Fund:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Equity Contracts	-	$728
Foreign Exchange Contracts	$11,687	(2,234)
Total	$11,687	$(1,506)

Foreign Currency Translations – The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates as provided by an appropriate pricing service. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

Security Transactions and Related Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

Expenses – Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

Net Asset Value Per Share – The net asset value ("NAV") per share for each class of shares of a Fund is the value of that class's portion of all of the net assets of the Fund. Each Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern time).

Distributions to Shareholders – The Funds distribute their net investment income and make distributions of net realized capital gains, if any, at least annually. The Dynamic Energy Income Fund expects to declare and pay dividends, if any, quarterly, however it may declare and pay dividends more or less frequently.

Redemption Fees – Each Fund imposes a redemption fee of 2.00% on shares that are redeemed within 90 days of purchase. The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as having been redeemed first. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees, if any, returned to the assets of a Fund are reflected in the Statement of Changes in Net Assets.

3.  Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

Level 1:  Quoted prices in active markets for identical securities

Level 2:  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:  Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Dynamic Funds 2010 Semiannual Report

Notes to Financial Statements
(Continued)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of each Fund's investments as of March 31, 2010, is as follows:

	Dynamic Infrastructure Fund	Dynamic Contrarian Advantage Fund	Dynamic Discovery Fund	Dynamic Gold & Precious Metals Fund
ASSETS:
Level 1: Quoted Prices
Common Stocks Market Value:
Canada	-	$65,513	$34,798	$146,008
Ireland	-	24,960	-	-
Israel	-	25,863	15,770	-
Netherland Antilles	-	36,172	-	-
United States	$232,753	354,205	213,971	38,384
Gold Certificates Market Value:
Canadian Gold Certificates	-	-	-	55,662
Warrants Market Value:
Canada	-	-	2,936	-
Short-term Investments Market Value:	53,271	36,408	48,970	103,421
Total Level 1 Market Value of Investments	$286,024	$543,121	$316,445	$343,475
Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
Australia	-	-	-	$157,457
Austria	$17,781	-	$24,894	-
Brazil	19,682	-	23,172	-
Canada	141,288	-	14,818	575,629
France	33,357	$21,259	51,281	-
Germany	-	-	19,645	-
Israel	-	44,788	63,035	-
Italy	58,779	39,603	26,763	-
Luxembourg	26,482	-	-	-
Spain	24,162	-	-	-
Sweden	-	25,311	-	-
Switzerland	32,744	47,830	89,723	-
United Kingdom	45,498	32,207	45,965	-
United States	-	-	-	47,969
Options Purchased Market Value	-	2,840	2,677	-
Total Level 2 Market Value of Investments	$399,773	$213,838	$361,973	$781,055
Total Market Value of Investments	$685,797	$756,959	$678,418	$1,124,530
Level 2: Other Significant Observable Inputs
ASSETS:
Other Financial Instruments Unrealized Appreciation: *
Forward Foreign Exchange Contracts	$1,506	$153	-	-
LIABILITIES:
Other Financial Instruments Unrealized Depreciation: *
Forward Foreign Exchange Contracts	(765)	(1,613)	$(2,418)	-
Put Options Written	-	(615)	(574)	-
Total Level 2 Unrealized Appreciation/ Depreciation of Other Financial Instruments	$741	$(2,075)	$(2,992)	-

* Other financial instruments are derivative instruments, such as futures, forwards, and options which are valued at the unrealized appreciation/depreciation of the investment.

Dynamic Funds 2010 Semiannual Report

Notes to Financial Statements
(Continued)

To adjust for the time difference between local market close and the calculation of the net asset value, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

	Dynamic U.S. Growth Fund*	Dynamic Energy Income Fund**
Level 1 – Quoted Prices	$670,057	$286,264
Level 2 – Other Significant Observable Inputs	-	1,427,124
Total Market Value of Investments	$670,057	$1,713,388

*  Level 1 securities for Dynamic U.S. Growth Fund consist of common stocks and the PNC Bank Money Market Account as disclosed in the Schedule of Investments.

**  Level 1 securities for Dynamic Energy Income Fund are Spectra Energy Corp. and the PNC Bank Money Market Account as disclosed in the Schedule of Investments. Level 2 securities consist of Canadian common stocks as disclosed in the Schedule of Investments.

There were no Level 3 investments held at March 31, 2010 or September 30, 2009 for any of the Dynamic Funds.

4.  Investment Advisory Fees and Other Transactions

The Funds have entered into an investment management agreement (the "Advisory Agreement") with DundeeWealth US pursuant to which DundeeWealth US provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at an annual rate of the average daily net assets of the Funds. As investment adviser to the Funds, DundeeWealth US has the ultimate responsibility over the sub-adviser and is responsible for the investment performance of the Funds. The annual rates paid are as follows:

	Management Fees	Net Total Annual Operating Expenses
Dynamic Infrastructure Fund	0.95%	1.25%
Dynamic Contrarian Advantage Fund	0.85%	1.15%
Dynamic Discovery Fund	0.95%	1.25%
Dynamic Gold & Precious Metals Fund	0.95%	1.25%
Dynamic U.S. Growth Fund	0.75%	0.95%
Dynamic Energy Income Fund	0.95%	1.15%

DundeeWealth US has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with Goodman, pursuant to which Goodman serves as sub-adviser to the Funds. Sub-advisory fees are paid by DundeeWealth US, not out of the Funds' assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and Goodman provide a continuous investment program for the Funds' portfolios, and oversee the administration of all aspects relating to the Funds' business and affairs.

For its services as investment sub-adviser to the Funds, Goodman is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Funds and paid monthly. Goodman will be paid 0.45% on the first $150,000,000 and 0.75% on the balance of the average daily net assets for the Dynamic Infrastructure Fund, Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund and the Dynamic Energy Income Fund. Goodman will be paid 0.35% on the first $150,000,000 and 0.65% on the balance of the average daily net assets for the Dynamic Contrarian Advantage Fund and 0.25% on the first $150,000,000 and 0.55% on the balance of the average daily net assets for the Dynamic U.S. Growth Fund.

The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep the Funds' total annual operating expenses from exceeding the expense caps shown above for the Class I shares of the Funds for a period of three years ending March 13, 2012 ("Expense Limitation"). If at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements, as long as Expense Limitations are maintained. For the period ended March 31, 2010, the Adviser reimbursed the Funds as follows: $62,878 for the Dynamic Infrastructure Fund, $61,871 for the Dynamic Contrarian Advantage Fund, $61,971 for the Dynamic Discovery Fund, $61,527 for the Dynamic Gold & Precious Metals Fund, $56,171 for the Dynamic U.S. Growth Fund, and $59,955 for the Dynamic Energy Income Fund. The balances of

Dynamic Funds 2010 Semiannual Report

Notes to Financial Statements
(Continued)

recoverable expenses to the Adviser by Fund at March 31, 2010 were $99,254, $99,124, $98,946, $95,850, $87,002, and $70,428, respectively:

	For the period ended September 30, 2009, expiring September 30, 2012	For the six months ended March 31, 2010, expiring September 30, 2013	Balances of Recoverable Expenses to the Adviser
Dynamic Infrastructure Fund	$36,376	$62,878	$99,254
Dynamic Contrarian Advantage Fund	$37,253	$61,871	$99,124
Dynamic Discovery Fund	$36,975	$61,971	$98,946
Dynamic Gold & Precious Metals Fund	$34,323	$61,527	$95,850
Dynamic U.S. Growth Fund	$30,831	$56,171	$87,002
Dynamic Energy Income Fund	$10,473	$59,955	$70,428

The Trust does not pay any fees to its Officers for their services as such, except for the Chief Compliance Officer, who, as of March 31, 2010, receives $1,250 per month for the entire Trust. For the six months ended March 31, 2010, the Funds were allocated $82, $83, $80, $94, $118, and $108, respectively, in Chief Compliance Officer fees. The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per Fair Value Pricing Committee meeting attended. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

5.  Other Service Providers

The Trust has entered into an Administration and Accounting Services Agreement with PNC Global Investment Servicing (U.S.) Inc. ("PNCGIS") to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. PNCGIS also acts as transfer agent and dividend disbursing agent for the Funds. For these services PNCGIS receives a monthly fee based on shareholder processing activity during the month for each Fund.

As of January 28, 2010, Foreside Fund Services, LLC (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares. Prior to January 28, 2010, PFPC Distributors, Inc. served as the Funds' distributor.

PFPC Trust Company acts as custodian (the "Custodian") of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

Pursuant to a services agreement, PNCGIS has agreed to waive $6,650 for the Dynamic Infrastructure Fund, $6,650 for the Dynamic Contrarian Advantage Fund, $6,650 for the Dynamic Discovery Fund, $6,650 for the Dynamic Gold & Precious Metals Fund, $6,650 for the Dynamic U.S. Growth Fund, and $16,937 for the Dynamic Energy Income Fund in administration and accounting, custodian, and transfer agent fees for the six months ended March 31, 2010. This waiver agreement is no longer effective as of November 1, 2009.

Briggs, Bunting & Dougherty, LLP ("BBD") was replaced as the independent registered public accounting firm to the Trust effective upon the completion of services related to the audit for the Trust's 2009 fiscal year. The Trust's Audit Committee participated in, and approved, the decision to change auditors. BBD's reports on the Trust's financial statements for the fiscal years ended September 30, 2009 and September 30, 2008 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended September 30, 2009 and September 30, 2008 and through November 24, 2009, (i) there were no disagreements with BBD on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 10, 2009, the Trust by action of its Board of Trustees upon the recommendation of the Trust's Audit Committee engaged PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm to audit the Trust's financial statements for the fiscal year ending September 30, 2010. During the Trust's fiscal years ended September 30, 2009 and September 30, 2008 and through November 10, 2009, neither the Trust, its portfolios nor anyone on their behalf has consulted PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

6.  Distributions To Shareholders

There were no distributions paid during the period ended September 30, 2009 for any of the Funds.

Dynamic Funds 2010 Semiannual Report

Notes to Financial Statements
(Continued)

7.  Investment Transactions

Investment transactions for the six months ended March 31, 2010, excluding temporary short-term investments for the Fund, were as follows:

	Purchases	Sales
Dynamic Infrastructure Fund	$430,812	$458,569
Dynamic Contrarian Advantage Fund	$318,907	$216,607
Dynamic Discovery Fund	$196,147	$234,465
Dynamic Gold & Precious Metals Fund	$392,074	$172,186
Dynamic U.S. Growth Fund	$1,761,501	$1,871,009
Dynamic Energy Income Fund	$968,492	$106,948

Written options activity for the Funds listed below for the six months ended March 31, 2010 was as follows:

	Dynamic Infrastructure Fund		Dynamic Contrarian Advantage Fund		Dynamic Discovery Fund
	Number of Contracts	Premiums	Number of Contracts	Premiums	Number of Contracts	Premiums
Options outstanding at September 30, 2009	3	$305	-	$-	-	$-
Options written	-	-	10	1,412	9	1,302
Options expired	(3)	(305)
Options outstanding at March 31, 2010	-	$-	10	$1,412	9	$1,302

8.  Federal Income Taxes

The Funds intend to qualify for treatment as regulated investment companies under the Internal Revenue Code of 1986, as amended, and will distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to federal income or excise tax.

Under the current tax law, capital losses realized after October 31 and prior to the Funds' fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. As the period ended September 30, 2009 was the first fiscal year of operation for each Fund, no capital losses exist from the previous year.

As of September 30, 2009, the Dynamic Gold & Precious Metals Fund had a capital loss carry-forward of $356. This amount is due to expire in the year 2017.

Management has concluded that no provisions for federal income tax are required in the Funds' financial statements for prior years as the Funds opened in 2009.

9.  Concentration Risks

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States of America.

Although some of the Funds have diversified investment portfolios, they may, at certain times, have concentrations that may cause the Funds to be more sensitive to economic changes or events occurring in certain sectors. Funds having non-diversified investment portfolios, such as the Dynamic Gold & Precious Metals Fund, Dynamic U.S. Growth Fund, and Dynamic Energy Income Fund, invest in a limited number of securities. Therefore, these Funds' investment performance may be more volatile, as they may be more susceptible to risks associated with a single economic, political, or regulatory event than funds that invest in a greater number of issuers.

10.  Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposures under these arrangements are unknown, as this would involve future claims that may be made against the Funds.

Dynamic Funds 2010 Semiannual Report

Notes to Financial Statements
(Continued)

11.  Subsequent Events

Effective April 19, 2010, Martin Dzuira of Cipperman Compliance Services was appointed Chief Compliance Officer for the Funds.

Management has evaluated the impact on the Funds of all subsequent events through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

Dynamic Funds 2010 Semiannual Report

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Additional Fund Information

March 31, 2010
(Unaudited)

Proxy Voting Information

A description of the Funds' policies and procedures with respect to the voting of proxies relating to the Funds' portfolio securities is available without charge, upon request by calling 1-888-572-0968 or on the Funds' website at http://www.dundeewealthus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the most recent period ended June 30, 2009 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Information on Form N-Q

The Trust files the Funds' complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DundeeWealth Funds Privacy Policy

In the course of doing business with shareholders, the Trust collects nonpublic personal information about shareholders. "Nonpublic personal information" is personally identifiable financial information about shareholders. For example, it includes shareholders' social security number, account balance, bank account information and purchase and redemption history.

The Trust collects this information from the following sources:

•  Information we receive from shareholders on applications or other forms;

•  Information about shareholder transactions with us and our service providers, or others;

•  Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Trust disclose and to whom does the Trust disclose information.

The Trust only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Trust may disclose nonpublic personal information about shareholders:

•  To government entities, in response to subpoenas or to comply with laws or regulations;

•  When shareholders direct us to do so or consent to the disclosure;

•  To companies that perform necessary services for DundeeWealth Funds, such as data processing companies that the Funds use to process shareholders transactions or maintain shareholder accounts;

•  To protect against fraud, or to collect unpaid debts.

If a shareholder closes its account, we will adhere to the privacy policies and practices described in this notice.

How the Trust Safeguards Information

Within the Trust, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Trust and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Dynamic Funds 2010 Semiannual Report

Semiannual Report

March 31, 2010

Smith Group Large Cap Core Growth Fund

Contents

1	Disclosure of Fund Expenses

2	Schedule of Investments

3	Financial Statements

7	Notes to Financial Statements

Back Cover	Additional Fund Information

This report is submitted for the general information of the Fund's shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund's current prospectus.

Shares of the Fund are distributed by Foreside Fund Services, LLC , Three Canal Plaza, Suite 100, Portland, ME 04101

Smith Group Large Cap Core Growth Fund 2010 Semiannual Report

Disclosure of Fund Expenses

For the Six Month Period October 1, 2009 to March 31, 2010 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Smith Group Large Cap Core Growth Fund (the "Fund"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

Hypothetical 5% Return: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no sales charges or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expense Ratio(1)	Expenses Paid During the Period 10/01/09 to 3/31/10(2)
Smith Group Large Cap Core Growth Fund - Class I
Actual Fund Return	$1,000.00	$1,087.50	0.79%	$4.11
Hypothetical 5% Return	$1,000.00	$1,020.99	0.79%	$3.98

(1)  Annualized, based on the Fund's expenses for the period.

(2)  Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 365.

Smith Group Large Cap Core Growth Fund 2010 Semiannual Report
1

Schedule of Investments

Smith Group Large Cap Core Growth Fund

March 31, 2010 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 93.2%
Consumer Discretionary - 14.1%
Bed Bath & Beyond, Inc.*	21,500	$940,840
Mattel, Inc.	38,700	880,038
McDonald's Corp.	13,600	907,392
Ross Stores, Inc.	17,900	957,113
Whirlpool Corp.	10,200	889,950
WMS Industries, Inc.*	22,500	943,650
		5,518,983
Consumer Staples - 11.8%
Brown - Forman Corp., Class B	16,400	974,980
Church & Dwight Co., Inc.	13,100	877,045
Colgate-Palmolive Co.	10,600	903,756
Wal-Mart Stores, Inc.	16,400	911,840
Whole Foods Market, Inc.*	26,400	954,360
		4,621,981
Energy - 6.6%
Exxon Mobil Corp.	13,100	877,438
Helmerich & Payne, Inc.	22,000	837,760
Newfield Exploration Co.*	16,300	848,415
		2,563,613
Financials - 9.6%
American Express Co.	22,300	920,098
Capital One Financial Corp.	22,500	931,725
Franklin Resources, Inc.	8,500	942,650
PNC Financial Services Group, Inc.	16,100	961,170
		3,755,643
Health Care - 12.0%
Abbott Laboratories	16,000	842,880
Bristol-Myers Squibb Co.	34,800	929,160
Express Scripts, Inc.*	9,600	976,896
McKesson Corp.	14,600	959,512
Valeant Pharmaceuticals International*	22,600	969,766
		4,678,214
Industrials - 9.4%
Eaton Corp.	12,300	931,971
Illinois Tool Works, Inc.	19,100	904,576
Manpower, Inc.	15,700	896,784
Thomas & Betts Corp.*	24,100	945,684
		3,679,015
Information Technology - 25.0%
Apple, Inc.*	4,000	939,720
BMC Software, Inc.*	23,000	874,000
Cisco Systems, Inc.*	35,000	911,050
Hewlett-Packard Co.	17,200	914,180
Intel Corp.	42,000	934,920
International Business Machines Corp.	7,000	897,750
Lender Processing Services, Inc.	22,100	834,275
McAfee, Inc.*	21,300	854,769
Red Hat, Inc.*	29,890	874,880

	Number of Shares	Market Value
Information Technology (continued)
SAIC, Inc.*	45,500	$805,350
Western Digital Corp.*	23,900	931,861
		9,772,755
Materials - 4.7%
Freeport-McMoRan Copper & Gold, Inc.*	11,200	935,648
Pactiv Corp.	36,500	919,070
		1,854,718
Total Common Stocks (Cost $31,499,847)		36,444,922
	Principal Amount
SHORT-TERM INVESTMENTS - 2.9%
PNC Bank Money Market Account, 0.05%**, due 4/01/2010	$1,130,768	1,130,768
Total Short-Term Investments (Cost $1,130,768)		1,130,768
Total Investments - 96.1% (Cost $32,630,615) ***		37,575,690
Other Assets Less Liabilities - 3.9%		1,518,615
NET ASSETS - 100.0%		$39,094,305

*  Non-income producing security.

**  Current yield.

***  Aggregate tax cost is $32,689,155 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$5,226,004
Gross unrealized depreciation	(339,469)
Net unrealized appreciation	$4,886,535
Sector Allocation	% of Net Assets
Information Technology	25.0%
Consumer Discretionary	14.1
Health Care	12.0
Consumer Staples	11.8
Financials	9.6
Industrials	9.4
Energy	6.6
Materials	4.7
Cash and other	6.8
100.0%

See Notes to Financial Statements

Smith Group Large Cap Core Growth Fund 2010 Semiannual Report
2

Statement of Assets and Liabilities

Smith Group Large Cap Core Growth Fund

March 31, 2010 (Unaudited)

Assets:
Investments, at market value (cost $32,630,615) (Note 2 and Note 3)	$37,575,690
Receivable from fund shares sold	1,501,227
Receivable from investment adviser (Note 4)	33,459
Dividends and interest receivable	35,727
Prepaid expenses	32,240
Other assets	6,852
Total assets	39,185,195
Liabilities:
Payable for fund shares redeemed	21,399
Administration and accounting fees payable (Note 5)	40,664
Transfer agent fees payable (Note 5)	14,430
Printing fees payable	7,229
Custodian fees payable (Note 5)	4,430
Chief Compliance Officer fees payable (Note 4)	1,249
Trustees' fees payable (Note 4)	1,106
Other accrued expenses	383
Total liabilities	90,890
Net Assets	$39,094,305
Net Assets consist of:
Paid-in-capital	$47,835,101
Undistributed net investment income	2,675
Accumulated net realized loss on investments	(13,688,546)
Net unrealized appreciation on investments	4,945,075
Net Assets	$39,094,305
Shares Outstanding - Class I:
(Unlimited number of shares authorized, par value $0.001 per share)	5,716,555
Net asset value, offering and redemption price per share* (Note 2)	$6.84

*Shares of the Fund redeemed within 90 days of purchase are charged a 2% redemption fee.

See Notes to Financial Statements

Smith Group Large Cap Core Growth Fund 2010 Semiannual Report
3

Statement of Operations

Smith Group Large Cap Core Growth Fund

For the Six Months Ended March 31, 2010 (Unaudited)

Investment Income:
Dividends	$207,633
Interest	306
Total investment income	207,939
Expenses:
Investment advisory fees (Note 4)	104,114
Legal fees	45,342
Administration and accounting fees (Note 5)	73,906
Transfer agent fees (Note 5)	34,778
Trustees' fees and expenses (Note 4)	18,895
Insurance expense	16,209
Registration and filing fees	17,023
Printing fees	7,690
Custodian fees (Note 5)	7,476
Audit fees	7,298
Chief Compliance Officer fees (Note 4)	4,157
Other	480
Subtotal	337,368
Fees waived and reimbursed by Adviser (Note 4)	(202,533)
Net expenses	134,835
Net Investment Income	73,104
Realized and Unrealized Gain on Investments:
Net realized gain on investments	723,664
Net change in unrealized appreciation/depreciation on investments	1,873,339
Net Realized and Unrealized Gain on Investments	2,597,003
Net Increase in Net Assets Resulting from Operations	$2,670,107

See Notes to Financial Statements

Smith Group Large Cap Core Growth Fund 2010 Semiannual Report
4

Statement of Changes in Net Assets

Smith Group Large Cap Core Growth Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009
Operations:
Net investment income	$73,104	$85,309
Net realized gain (loss) on investments	723,664	(10,743,158)
Net change in unrealized appreciation/depreciation on investments	1,873,339	5,154,452
Net increase (decrease) in net assets resulting from operations	2,670,107	(5,503,397)
Distributions to Shareholders from:
Net investment income	(119,615)	(61,084)
Total distributions to shareholders	(119,615)	(61,084)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	18,571,437	15,209,155
Shares issued as reinvestment of distributions	108,625	59,250
Shares redeemed	(9,016,580)	(12,371,321)
Net increase in net assets from shares of beneficial interest transactions	9,663,482	2,897,084
Net increase (decrease) in net assets	12,213,974	(2,667,397)
Net Assets:
Beginning of year	26,880,331	29,547,728
End of year	$39,094,305	$26,880,331
Undistributed net investment income	$2,675	$49,186
Shares of Beneficial Interest Transactions (Class I):
Shares sold	2,859,633	2,633,355
Shares issued as reinvestment of distributions	16,458	10,128
Shares redeemed	(1,417,294)	(2,138,962)
Net increase in shares outstanding	1,458,797	504,521

See Notes to Financial Statements

Smith Group Large Cap Core Growth Fund 2010 Semiannual Report
5

Financial Highlights

Smith Group Large Cap Core Growth Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/10 (Unaudited) Class I		For the Year Ended 9/30/09 Class I	For the Year Ended 9/30/08 Class I	For the Period Ended 9/30/07(1) Class I
Net asset value, beginning of period	$6.31		$7.87	$10.31	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.01		0.02	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.54		(1.56)	(2.43)	0.30
Total from investment operations	0.55		(1.54)	(2.41)	0.31
Less Distributions:
Dividends from net investment income	(0.02)		(0.02)	(0.03)	-
Total distributions	(0.02)		(0.02)	(0.03)	-
Net asset value, end of period	$6.84		$6.31	$7.87	$10.31
Total return	8.75	%(3)	(19.59%)	(23.46%)	3.10	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$39,094		$26,880	$29,548	$15,405
Operating expenses:
Before expense reimbursement/waiver	1.98	%(4)	2.59%	2.59%	7.82	%(4)
After expense reimbursement/waiver	0.79	%(4)	0.79%	0.79%	0.79	%(4)
Net investment income:
After expense reimbursement/waiver	0.43	%(4)	0.35%	0.20%	0.79	%(4)
Portfolio turnover rate	47.41	%(3)	138.18%	112.00%	11.99	%(3)

(1)  The Fund commenced operations on May 31, 2007.

(2)  Calculated based on the average number of shares outstanding during the period.

(3)  Non-annualized.

(4)  Annualized.

See Notes to Financial Statements

Smith Group Large Cap Core Growth Fund 2010 Semiannual Report
6

Notes to Financial Statements

March 31, 2010 (Unaudited)

1.  Organization

The Smith Group Large Cap Core Growth Fund (the "Fund") is a separate series of the DundeeWealth Funds, formerly known as BHR Institutional Funds, (the "Trust"), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares and offers two classes of shares: Class I Shares and Class II Shares. As of March 31, 2010, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the Fund, which commenced operations on May 31, 2007. The financial statements of the remaining series in the Trust are presented in separate documents. The Fund is a diversified portfolio as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks capital appreciation and invests in large capitalization U.S. common stocks with growth characteristics. Under normal market conditions, the Fund invests at least 80% of its assets in U.S. common stocks and other equity securities of large capitalization companies. The Fund will typically hold between 40 and 50 stocks.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Use of Estimates – The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Derivative Financial Instruments – The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Smith Asset Management Group, LP's (the "Sub-Adviser" or "Smith") prediction of movements in the direction of the securities is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures – The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in

Smith Group Large Cap Core Growth Fund 2010 Semiannual Report
7

Notes to Financial Statements
(Continued)

accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on DundeeWealth US, LP's (the "Adviser" or "DundeeWealth US") or Smith's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

During the six months ended March 31, 2010, the Fund had no investments in futures contracts.

Options – The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

During the six months ended March 31, 2010, the Fund had no investments in options.

Security Transactions and Related Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

Expenses – Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

Net Asset Value Per Share – The net asset value ("NAV") per share for each class of shares of the Fund is the value of that class's portion of all of the net assets of the Fund. The Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern time).

Distributions to Shareholders – The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

Redemption Fees – The Fund imposes a redemption fee of 2.00% on shares that are redeemed within 90 days of purchase. The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as having been redeemed first. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees, if any, returned to the assets of the Fund are reflected in the Statement of Changes in Net Assets.

3.  Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

Level 1:  Quoted prices in active markets for identical securities

Level 2:  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:  Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund's investments as of March 31, 2010, is as follows:

Level 1 – Quoted Prices*	$37,575,690
Total Market Value of Investments	$37,575,690

*  Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at March 31, 2010 or September 30, 2009.

4.  Investment Advisory Fees and Other Transactions

The Fund has entered into an investment management agreement (the "Advisory Agreement") with DundeeWealth US pursuant to which DundeeWealth US provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.61% of the average daily net

Smith Group Large Cap Core Growth Fund 2010 Semiannual Report
8

Notes to Financial Statements
(Continued)

assets of the Fund. As investment adviser to the Fund, DundeeWealth US has the ultimate responsibility over the sub-adviser and is responsible for the investment performance of the Fund.

DundeeWealth US has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with Smith, pursuant to which Smith serves as sub-adviser to the Fund. Sub-advisory fees are paid by DundeeWealth US, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and Smith provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

For its services as investment sub-adviser to the Fund, Smith is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. Smith will be paid 0.30% on the first $100,000,000; 0.35% on the next $400,000,000; 0.40% on the next $500,000,000; and 0.35% on the balance of the average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 0.79% for the Class I shares of the Fund for a period of three years ending May 28, 2011 ("Expense Limitation"). If at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements, as long as Expense Limitations are maintained. For the six months ended March 31, 2010, the Adviser reimbursed the Fund $202,533. The balance of recoverable expenses to the Adviser at March 31, 2010 was $1,076,791.

For the year ended September 30, 2007, expiring September 30, 2010	For the year ended September 30, 2008, expiring September 30, 2011	For the year ended September 30, 2009, expiring September 30, 2012
$81,362	$358,167	$434,729

For the six months ended March 31, 2010, expiring September 30, 2013	Balances of Recoverable Expenses to the Adviser
$202,533	$1,076,791

The Trust does not pay any fees to its Officers for their services as such, except for the Chief Compliance Officer, who, as of March 31, 2010, receives $1,250 per month for the entire Trust. For the six months ended March 31, 2010, the Fund was allocated $4,157 in Chief Compliance Officer fees. The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per Fair Value Pricing Committee meeting attended. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

5.  Other Service Providers

The Trust has entered into an Administration and Accounting Services Agreement with PNC Global Investment Servicing (U.S.) Inc. ("PNCGIS"), to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. PNCGIS also acts as transfer agent and dividend disbursing agent for the Fund. For these services PNCGIS receives a monthly fee based on shareholder processing activity during the month.

As of January 28, 2010, Foreside Fund Services, LLC (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of its shares. Prior to January 28, 2010, PFPC Distributors, Inc. served as the Fund's distributor.

PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

Briggs, Bunting & Dougherty, LLP ("BBD") was replaced as the independent registered public accounting firm to the Trust effective upon the completion of services related to the audit for the Trust's 2009 fiscal year. The Trust's Audit Committee participated in, and approved, the decision to change auditors. BBD's reports on the Trust's financial statements for the fiscal years ended September 30, 2009 and September 30, 2008 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended September 30, 2009 and September 30, 2008 and through November 24, 2009, (i) there were no disagreements with BBD on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 10, 2009, the Trust by action of its Board of Trustees upon the recommendation of the Trust's Audit Committee engaged PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm to audit the Trust's financial statements for the fiscal year ending September 30, 2010. During the Trust's fiscal years ended September 30, 2009 and September 30, 2008 and through November 10, 2009, neither the Trust, its portfolios nor anyone on their behalf has consulted PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

6.  Distributions To Shareholders

The tax character of distributions paid during the year ended September 30, 2009 was as follows:

Distributions paid from:
Ordinary income	$61,084

Smith Group Large Cap Core Growth Fund 2010 Semiannual Report
9

Notes to Financial Statements
(Continued)

7.  Investment Transactions

Investment transactions for the six months ended March 31, 2010, excluding temporary short-term investments for the Fund, were as follows:

Purchases	Sales
$22,833,953	$15,330,907

8.  Federal Income Taxes

The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and will distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2009, the Fund had post-October losses of $8,438,387.

As of September 30, 2009, the Fund had a capital loss carryforward of $5,926,693, which is available to reduce future required distributions of net capital gains to shareholders. $274,339 is available through 2016; and $5,652,354 is available through 2017.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior two tax years) and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9.  Concentration Risks

Although the Fund has a diversified investment portfolio, it may, at certain times, have concentrations that may cause the Fund to be more sensitive to economic changes or events occurring in certain sectors.

10.  Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

11.  Subsequent Events

Effective April 19, 2010, Martin Dzuira of Cipperman Compliance Services was appointed Chief Compliance Officer for the Fund.

Management has evaluated the impact on the Fund of all subsequent events through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

Smith Group Large Cap Core Growth Fund 2010 Semiannual Report
10

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Additional Fund Information

March 31, 2010
(Unaudited)

Proxy Voting Information

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request by calling 1-888-572-0968 or on the Fund's website at http://www.dundeewealthus.com.

Information regarding how the Fund voted proxies related to portfolio securities during the most recent period ended June 30, 2009 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Information on Form N-Q

The Trust files the Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DundeeWealth Funds Privacy Policy

In the course of doing business with shareholders, the Trust collects nonpublic personal information about shareholders. "Nonpublic personal information" is personally identifiable financial information about shareholders. For example, it includes shareholders' social security number, account balance, bank account information and purchase and redemption history.

The Trust collects this information from the following sources:

•  Information we receive from shareholders on applications or other forms;

•  Information about shareholder transactions with us and our service providers, or others;

•  Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Trust disclose and to whom does the Trust disclose information.

The Trust only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Trust may disclose nonpublic personal information about shareholders:

•  To government entities, in response to subpoenas or to comply with laws or regulations;

•  When shareholders direct us to do so or consent to the disclosure;

•  To companies that perform necessary services for DundeeWealth Funds, such as data processing companies that the Funds use to process shareholders transactions or maintain shareholder accounts;

•  To protect against fraud, or to collect unpaid debts.

If a shareholder closes its account, we will adhere to the privacy policies and practices described in this notice.

How the Trust Safeguards Information

Within the Trust, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Trust and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Smith Group Large Cap Core Growth Fund 2010 Semiannual Report

Semiannual Report

March 31, 2010

JOHCM International Select Fund

Contents

1	Disclosure of Fund Expenses

2	Schedule of Investments

4	Financial Statements

8	Notes to Financial Statements

Back Cover	Additional Fund Information

This report is submitted for the general information of the Fund's shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund's current prospectus.

Shares of the Fund are distributed by Foreside Fund Services, LLC , Three Canal Plaza, Suite 100, Portland, ME 04101

JOHCM International Select Fund 2010 Semiannual Report

Disclosure of Fund Expenses

For the Six Month Period October 1, 2009 to March 31, 2010 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the JOHCM International Select Fund (the "Fund"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

Hypothetical 5% Return: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no sales charges or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expense Ratio(1)	Expenses Paid During the Period 10/01/09 to 3/31/10(2)
JOHCM International Select Fund - Class I
Actual Fund Return	$1,000.00	$1,060.28	1.09%	$5.60
Hypothetical 5% Return	$1,000.00	$1,019.50	1.09%	$5.49

(1)  Annualized, based on the Fund's expenses for the period.

(2)  Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 365.

JOHCM International Select Fund 2010 Semiannual Report
1

Schedule of Investments

JOHCM International Select Fund

March 31, 2010 (Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 97.0%
Australia - 5.0%
Ausenco, Ltd. †	195,991	$789,504
OZ Minerals, Ltd.* †	647,731	678,493
		1,467,997
Bermuda - 2.3%
Seadrill, Ltd. †	28,909	675,433
Canada - 2.6%
Equinox Minerals, Ltd.* †	200,633	755,611
Cayman Islands - 2.3%
Subsea 7, Inc. * †	33,716	681,287
China - 6.7%
Zhaojin Mining Industry Co., Ltd., Class H †	342,500	670,370
Zhuzhou CSR Times Electric Co., Ltd., Class H †	347,000	656,807
ZTE Corp., Class H †	105,800	641,405
		1,968,582
France - 2.6%
Etam Developpement SA* †	22,673	756,591
Germany - 14.3%
Biotest AG †	13,370	668,398
Deutsche Boerse AG †	9,579	710,243
Dialog Semiconductor plc*†	48,310	741,464
Freenet AG* †	46,219	570,746
Infineon Technologies AG* †	106,388	739,103
Symrise AG †	30,702	729,811
		4,159,765
Indonesia - 5.1%
PT Bank Rakyat Indonesia †	837,000	759,342
PT United Tractors Tbk †	360,228	724,990
		1,484,332
Ireland - 2.5%
Experian plc †	73,554	723,093
Japan - 12.1%
Denki Kagaku Kogyo Kabushiki Kaisha †	163,000	701,274
Hitachi High-Technologies Corp. †	33,500	768,822
Japan Securities Finance Co., Ltd. †	95,300	697,317
Osaka Securities Exchange Co., Ltd. †	131	683,958
Sysmex Corp. †	11,500	672,651
		3,524,022

	Number of Shares	Market Value
Luxembourg - 2.4%
Acergy SA †	37,683	$687,089
Netherlands - 9.6%
CSM NV †	23,163	719,111
Delta Lloyd NV* †	29,962	712,293
Koninklijke (Royal) KPN NV †	42,153	668,361
Wolters Kluwer NV †	32,920	714,438
		2,814,203
Norway - 4.7%
Petroleun Geo-Services ASA* †	51,167	667,628
Statoil ASA †	29,883	694,775
		1,362,403
Singapore - 2.4%
Ho Bee Investment, Ltd. †	535,000	688,637
Switzerland - 7.8%
Dufry AG* †	9,418	754,869
STMicroelectronics NV †	75,349	748,465
Temenos Group AG* †	25,855	760,438
		2,263,772
Turkey - 2.5%
Albaraka Turk †	432,354	740,349
United Kingdom - 7.3%
Intermediate Capital Group plc †	180,590	743,570
Kier Group plc †	42,613	712,004
Man Group plc †	186,777	685,180
		2,140,754
United States - 4.8%
iShares MSCI EAFE Index Fund	12,600	705,600
Virgin Media, Inc.	40,989	707,470
		1,413,070
Total Common Stocks (Cost $26,503,036)		28,306,990

JOHCM International Select Fund 2010 Semiannual Report
2

Schedule of Investments
(Continued)

JOHCM International Select Fund

March 31, 2010 (Unaudited)

	Principal Amount	Market Value
SHORT-TERM INVESTMENTS - 3.1%
PNC Bank Money Market Account, 0.05%**, due 4/01/2010	$907,046	$907,046
Total Short-Term Investments (Cost $907,046)		907,046
Total Investments - 100.1% (Cost $27,410,082)***		29,214,036
Liabilities in Excess of Other Assets - (0.1%)		(38,873)
NET ASSETS - 100.0%		$29,175,163

†  Fair valued security. The aggregate value of fair valued securities is $26,893,920 comprising 92.18% of net assets, which were valued pursuant to guidelines established by the Board of Trustees.

*  Non-income producing security.

**  Current yield.

***  Aggregate tax cost is $27,410,082.
and net unrealized appreciation is as follows:

Gross unrealized appreciation	$2,354,075
Gross unrealized depreciation	(550,121)
Net unrealized appreciation	$1,803,954
Sector Allocation	% of Net Assets
Financials	22.0%
Information Technology	15.1
Industrials	12.4
Materials	12.1
Energy	11.7
Consumer Discretionary	10.0
Health Care	4.6
Telecommunication Services	4.2
Consumer Staples	2.5
Exchange-Traded Funds	2.4
Cash and other	3.0
100.0%

See Notes to Financial Statements

JOHCM International Select Fund 2010 Semiannual Report
3

Statement of Assets and Liabilities

JOHCM International Select Fund

March 31, 2010 (Unaudited)

Assets:
Investments, at market value (cost $27,410,082) (Note 2 and Note 3)	$29,214,036
Receivable from investments sold	71,207
Receivable from fund shares sold	55,466
Receivable from investment adviser (Note 4)	13,749
Dividends and interest receivable	47,680
Prepaid offering expenses	6,796
Other prepaid expenses	20,377
Other Assets	6,852
Total assets	29,436,163
Liabilities:
Payable for investments purchased	163,489
Payable for fund shares redeemed	50,490
Administration and accounting fees payable (Note 5)	31,841
Custodian fees payable (Note 5)	6,015
Transfer agent fees payable (Note 5)	4,249
Chief Compliance Officer fees payable (Note 4)	859
Trustees' fees payable (Note 4)	614
Other accrued expenses	3,443
Total liabilities	261,000
Net Assets	$29,175,163
Net Assets consist of:
Paid-in-capital	$27,668,509
Accumulated net investment income	11,190
Accumulated net realized loss on investments and foreign currency transactions	(308,531)
Net unrealized appreciation on investments	1,803,954
Net unrealized appreciation on foreign currency translations	41
Net Assets	$29,175,163
Shares Outstanding - Class I:
(Unlimited number of shares authorized, par value $0.001 per share)	2,624,111
Net asset value, offering and redemption price per share (Note 2)	$11.12

See Notes to Financial Statements

JOHCM International Select Fund 2010 Semiannual Report
4

Statement of Operations

JOHCM International Select Fund

For the Six Months Ended March 31, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $4,257)	$118,133
Total investment income	118,133
Expenses:
Investment advisory fees (Note 4)	78,302
Administration and accounting fees (Note 5)	53,405
Legal fees	20,754
Custodian fees (Note 5)	19,325
Transfer agent fees (Note 5)	13,996
Registration and filing fees	11,076
Offering costs (Note 2)	10,445
Trustees' fees and expenses (Note 4)	9,574
Audit fees	7,298
Insurance expense	6,686
Chief Compliance Officer fees (Note 4)	2,184
Printing fees	804
Other	2,790
Subtotal	236,639
Fees waived and reimbursed by Adviser (Note 4)	(119,292)
Fees waived by Fund's service provider (Note 5)	(16,936)
Total net expenses	100,411
Net Investment Income	17,722
Realized and Unrealized Gain (Loss) on Investments and Foreign Currrency:
Net realized loss on investments	(264,574)
Net realized loss on foreign currency transactions	(25,228)
Net realized loss on investments and foreign currency transactions	(289,802)
Net change in unrealized appreciation/depreciation: on investments	1,506,450
on foreign currency translations	4,547
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,510,997
Net Realized and Unrealized Gain on Investments and Foreign Currrency	1,221,195
Net Increase in Net Assets Resulting from Operations	$1,238,917

See Notes to Financial Statements

JOHCM International Select Fund 2010 Semiannual Report
5

Statement of Changes in Net Assets

JOHCM International Select Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Period Ended September 30, 2009*
Operations:
Net investment income	$17,722	$30,342
Net realized loss on investments and foreign currency transactions	(289,802)	(42,690)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,510,997	292,998
Net increase in net assets resulting from operations	1,238,917	280,650
Distributions to Shareholders from:
Net investment income	(19,141)	-
Total distributions to shareholders	(19,141)	-
Shares of Beneficial Interest Transactions (Class I):
Shares sold	14,957,077	12,799,318
Shares issued as reinvestment of distributions	17,388	-
Shares redeemed	(99,046)	-
Net increase in net assets from shares of beneficial interest transactions	14,875,419	12,799,318
Net increase in net assets	16,095,195	13,079,968
Net Assets:
Beginning of period	13,079,968	-
End of period	$29,175,163	$13,079,968
Accumulated net investment income	$11,190	$12,609
Shares of Beneficial Interest Transactions (Class I):
Shares sold	1,385,950	1,245,534
Shares issued as reinvestment of distributions	1,616	-
Shares redeemed	(8,989)	-
Net increase in shares outstanding	1,378,577	1,245,534

*JOHCM International Select Fund commenced investment operations on July 29, 2009.

See Notes to Financial Statements

JOHCM International Select Fund 2010 Semiannual Report
6

Financial Highlights (1)

JOHCM International Select Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/10 (Unaudited) Class I		For the Period Ended 9/30/09(2) Class I
Net asset value, beginning of period	$10.50		$10.00
Income from Investment Operations:
Net investment income (3)	0.01		0.04
Net realized and unrealized gain on investments and foreign currency transactions	0.62		0.46
Total from investment operations	0.63		0.50
Less Distributions:
Dividends from net investment income	(0.01)		-
Total distributions	(0.01)		-
Net asset value, end of period	$11.12		$10.50
Total return	6.03	%(4)	5.00	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$29,175		$13,080
Operating expenses:
Before expense reimbursement/waiver	2.57	%(5)	4.19	%(5)
After expense reimbursement/waiver	1.09	%(5)	1.09	%(5)
Net investment income
After expense reimbursement/waiver	0.19	%(5)	2.19	%(5)
Portfolio turnover rate	43.19	%(4)	41.71	%(4)

(1)  Class II Shares commenced operations as of March 31, 2010. Financial Highlights are not presented for Class II Shares as the information for this period is not considered meaningful.

(2)  JOHCM International Select Fund commenced investment operations on July 29, 2009.

(3)  Calculated based on the average number of shares outstanding during the period.

(4)  Non-annualized.

(5)  Annualized.

See Notes to Financial Statements

JOHCM International Select Fund 2010 Semiannual Report
7

Notes to Financial Statements

March 31, 2010 (Unaudited)

1.  Organization

The JOHCM International Select Fund (the "Fund") is a separate series of the DundeeWealth Funds, formerly known as BHR Institutional Funds, (the "Trust"), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares and to offer two classes of shares: Class I Shares and Class II Shares. The accompanying financial statements and financial highlights are those of the Fund, which commenced investment operations on July 29, 2009. Class II Shares of the Fund commenced operations as of March 31, 2010. The financial statements of the remaining series in the Trust are presented in separate documents. The Fund is a diversified portfolio as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks long term capital appreciation and invests in equity securities of foreign companies across all capitalizations. Under normal market conditions, the Fund invests at least 80% of its assets in securities of companies headquartered outside of the United States.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Use of Estimates – The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Offering Costs – Offering costs have been incurred by the Fund. Offering costs consist of costs incurred to offer shares to the public and are accounted for as a deferred charge until operations begin and thereafter amortized to expense over twelve months on a straight-line basis.

Derivative Financial Instruments – The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If JO Hambro Capital Management Ltd.'s (the "Sub-Adviser" or "JO Hambro") prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures – The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or

JOHCM International Select Fund 2010 Semiannual Report
8

Notes to Financial Statements
(Continued)

other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on DundeeWealth US, LP's ( the "Adviser" or "DundeeWealth US") or JO Hambro's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

During the six months ended March 31, 2010, the Fund had no investments in futures contracts or options on futures.

Forward Foreign Exchange Contracts – The Fund may engage in forward foreign exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and "cash" trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Adviser or Sub-Adviser due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser or Sub-Adviser would otherwise recommend, to the possible detriment of a fund. Neither the CFTC nor banking authorities regulate forward currency through banks. In respect of such trading, a fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to a fund.

During the six months ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.

Options – The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

During the six months ended March 31, 2010, the Fund had no investments in options.

Foreign Currency Translations – The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates as provided by an appropriate pricing service. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

Security Transactions and Related Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

JOHCM International Select Fund 2010 Semiannual Report
9

Notes to Financial Statements
(Continued)

Expenses – Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

Net Asset Value Per Share – The net asset value ("NAV") per share for each class of shares of the Fund is the value of that class's portion of all of the net assets of the Fund. The Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern time).

Distributions to Shareholders – The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

Redemption Fees – The Fund imposes a redemption fee of 2.00% on shares that are redeemed within 90 days of purchase. The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as having been redeemed first. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees, if any, returned to the assets of the Fund are reflected in the Statement of Changes in Net Assets.

3.  Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

Level 1:  Quoted prices in active markets for identical securities

Level 2:  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:  Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund's investments as of March 31, 2010, is as follows:

Level 1: Quoted Prices
Common Stocks Market Value:
United States	$1,413,070
Short-term Investments Market Value:	907,046
Total Level 1 Market Value of Investments	$2,320,116
Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
Australia	$1,467,997
Bermuda	675,433
Canada	755,611
Cayman Island	681,287
China	1,968,582
France	756,591
Germany	4,159,765
Indonesia	1,484,332
Ireland	723,093
Japan	3,524,022
Luxembourg	687,089
Netherland	2,814,203
Norway	1,362,403
Singapore	688,637
Switzerland	2,263,772
Turkey	740,349
United Kingdom	2,140,754
Total Level 2 Market Value of Investments	$26,893,920
Total Market Value of Investments	$29,214,036

There were no Level 3 investments held at March 31, 2010 or September 30, 2009.

To adjust for the time difference between local market close and the calculation of the net asset value, the Fund utilizes fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

4.  Investment Advisory Fees and Other Transactions

The Fund has entered into an investment management agreement (the "Advisory Agreement") with DundeeWealth US pursuant to which DundeeWealth US provides investment management services to the Fund and is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.85% of the average daily net assets of the Fund. As investment adviser to the Fund, DundeeWealth US has the ultimate responsibility over the sub-adviser and is responsible for the investment performance of the Fund.

DundeeWealth US has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with JO Hambro, pursuant to which JO Hambro serves as sub-adviser to the Fund. Sub-advisory fees are paid by DundeeWealth US, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and JO Hambro provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

JOHCM International Select Fund 2010 Semiannual Report
10

Notes to Financial Statements
(Continued)

For its services as investment sub-adviser to the Fund, JO Hambro is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. JO Hambro will be paid 0.40% on the first $30,000,000; 0.58% on the next $70,000,000; 0.64% on the balance of the average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 1.09% for a period of three years ending July 31, 2012 ("Expense Limitation"). If at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements, as long as Expense Limitations are maintained. For the six months ended March 31, 2010, the Adviser reimbursed the Fund $119,292. The balance of recoverable expenses to the Adviser at March 31, 2010 was $142,897.

For the period ended September 30, 2009, expiring September 30, 2012	For the six months ended March 31, 2010, expiring September 30, 2013	Balances of Recoverable Expenses to the Adviser
$23,605	$119,292	$142,897

The Trust does not pay any fees to its Officers for their services as such, except for the Chief Compliance Officer, who, as of March 31, 2010, receives $1,250 per month for the entire Trust. For the six months ended March 31, 2010, the Fund was allocated $2,184 in Chief Compliance Officer fees. The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per Fair Value Pricing Committee meeting attended. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

5.  Other Service Providers

The Trust has entered into an Administration and Accounting Services Agreement with PNC Global Investment Servicing (U.S.) Inc. ("PNCGIS"), to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. PNCGIS also acts as transfer agent and dividend disbursing agent for the Fund. For these services PNCGIS receives a monthly fee based on shareholder processing activity during the month.

As of January 28, 2010, Foreside Fund Services, LLC (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of its shares. Prior to January 28, 2010, PFPC Distributors, Inc. served as the Fund's distributor.

PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

Pursuant to a services agreement, PNCGIS has agreed to waive $16,936 in administration and accounting, custodian, and transfer agent fees for the Fund for the six months ended March 31, 2010. This waiver agreement is no longer effective as of November 30, 2009.

Briggs, Bunting & Dougherty, LLP ("BBD") was replaced as the independent registered public accounting firm to the Trust effective upon the completion of the services related to the audit for the Trust's 2009 fiscal year. The Trust's Audit Committee participated in, and approved, the decision to change auditors. BBD's reports on the Trust's financial statements for the fiscal years ended September 30, 2009 and September 30, 2008 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended September 30, 2009 and September 30, 2008 and through November 24, 2009, (i) there were no disagreements with BBD on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 10, 2009, the Trust by action of its Board of Trustees upon the recommendation of the Trust's Audit Committee engaged PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm to audit the Trust's financial statements for the fiscal year ending September 30, 2010. During the Trust's fiscal years ended September 30, 2009 and September 30, 2008 and through November 10, 2009, neither the Trust, its portfolios nor anyone on their behalf has consulted PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

6.  Distributions To Shareholders

There were no distributions paid during the period ended September 30, 2009.

7.  Investment Transactions

Investment transactions for the six months ended March 31, 2010, excluding temporary short-term investments for the Fund, were as follows:

Purchases	Sales
$21,993,678	$7,687,008

8.  Federal Income Taxes

The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and will distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

JOHCM International Select Fund 2010 Semiannual Report
11

Notes to Financial Statements
(Continued)

Under the current tax law, capital losses realized after October 31and prior to the Fund's fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. As the Fund commenced operations in 2009, the Fund had no prior year losses to record.

As of September 30, 2009, the Fund had a capital loss carry-forward of $18,729. This amount is due to expire in the year 2017.

Management has concluded that no provisions for federal income tax are required in the Fund's financial statements for prior years as the Fund opened in 2009.

9.  Concentration Risks

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States of America.

Although the Fund has a diversified investment portfolio, it may, at certain times, have concentrations that may cause the Fund to be more sensitive to economic changes or events occurring in certain sectors.

10.  Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

11.  Subsequent Events

Effective April 19, 2010, Martin Dzuira of Cipperman Compliance Services was appointed Chief Compliance Officer for the Fund.

Management has evaluated the impact on the Fund of all subsequent events through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

JOHCM International Select Fund 2010 Semiannual Report
12

This page is left blank intentionally.

Additional Fund Information

March 31, 2010
(Unaudited)

Proxy Voting Information

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request by calling 1-888-572-0968 or on the Fund's website at http://www.dundeewealthus.com.

Information regarding how the Fund voted proxies related to portfolio securities during the most recent period ended June 30 is normally available on August 31st of each year without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov. Since the Fund commenced operations in July 2009, the first report will be available August 31, 2010.

Information on Form N-Q

The Trust files the Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DundeeWealth Funds Privacy Policy

In the course of doing business with shareholders, the Trust collects nonpublic personal information about shareholders. "Nonpublic personal information" is personally identifiable financial information about shareholders. For example, it includes shareholders' social security number, account balance, bank account information and purchase and redemption history.

The Trust collects this information from the following sources:

•  Information we receive from shareholders on applications or other forms;

•  Information about shareholder transactions with us and our service providers, or others;

•  Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Trust disclose and to whom does the Trust disclose information.

The Trust only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Trust may disclose nonpublic personal information about shareholders:

•  To government entities, in response to subpoenas or to comply with laws or regulations;

•  When shareholders direct us to do so or consent to the disclosure;

•  To companies that perform necessary services for DundeeWealth Funds, such as data processing companies that the Funds use to process shareholders transactions or maintain shareholder accounts;

•  To protect against fraud, or to collect unpaid debts.

If a shareholder closes its account, we will adhere to the privacy policies and practices described in this notice.

How the Trust Safeguards Information

Within the Trust, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Trust and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

JOHCM International Select Fund 2010 Semiannual Report

Semiannual Report

March 31, 2010

Mount Lucas U.S. Focused Equity Fund

Contents

1	Disclosure of Fund Expenses

2	Schedule of Investments

3	Financial Statements

7	Notes to Financial Statements

Back Cover	Additional Fund Information

This report is submitted for the general information of the Fund's shareholders. It is not authorized for distribution to prospective shareholders unless preceded or accompanied by the Fund's current prospectus.

Shares of the Fund are distributed by Foreside Fund Services, LLC , Three Canal Plaza, Suite 100, Portland, ME 04101

Mount Lucas U.S. Focused Equity Fund 2010 Semiannual Report

Disclosure of Fund Expenses

For the Six Month Period October 1, 2009 to March 31, 2010 (Unaudited)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the Mount Lucas U.S. Focused Equity Fund (the "Fund"), you incur ongoing costs, which include costs for investment advisory services, administrative services, shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the period. The "Expense Ratio" column shows the period's annualized expense ratio and the "Expenses Paid During the Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

Hypothetical 5% Return: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. The Fund has no sales charges or exchange fees, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/09	Ending Account Value 3/31/10	Expense Ratio(1)	Expenses Paid During the Period 10/01/09 to 3/31/10(2)
Mount Lucas U.S. Focused Equity Fund - Class I
Actual Fund Return	$1,000.00	$1,189.80	0.95%	$5.19
Hypothetical 5% Return	$1,000.00	$1,020.19	0.95%	$4.78

(1)  Annualized, based on the Fund's expenses for the period.

(2)  Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 365.

Mount Lucas U.S. Focused Equity Fund 2010 Semiannual Report
1

Schedule of Investments

Mount Lucas U.S. Focused Equity Fund

March 31, 2010(Unaudited)

	Number of Shares	Market Value
COMMON STOCKS - 98.7%
Consumer Discretionary - 32.3%
Amazon.com, Inc.*	593	$80,488
Apollo Group, Inc., Class A*	764	46,825
AutoZone, Inc.*	309	53,485
Bed Bath & Beyond, Inc.*	1,490	65,202
Darden Restaurants, Inc.	7,356	327,636
Family Dollar Stores, Inc.	1,679	61,468
Ford Motor Co.*	7,562	95,054
Gannett Co., Inc.	5,806	95,915
Newell Rubbermaid, Inc.	20,684	314,397
O'Reilly Automotive, Inc.*	1,210	50,469
Priceline.com, Inc.*	423	107,865
RadioShack Corp.	13,727	310,642
The Home Depot, Inc.	8,050	260,417
Time Warner Cable, Inc.	6,397	341,024
		2,210,887
Energy - 12.3%
Murphy Oil Corp.	5,889	330,903
Sunoco, Inc.	8,928	265,251
Tesoro Corp.	17,593	244,543
		840,697
Financials - 18.2%
Fifth Third Bancorp	6,910	93,907
Genworth Financial, Inc., Class A*	5,679	104,153
The Goldman Sachs Group, Inc.	1,785	304,574
The Travelers Companies, Inc.	5,889	317,653
Unum Group	13,227	327,633
XL Capital, Ltd., Class A	5,341	100,945
		1,248,865
Health Care - 10.4%
CIGNA Corp.	8,763	320,551
Intuitive Surgical, Inc.*	269	93,647
UnitedHealth Group, Inc.	9,053	295,762
		709,960
Industrials - 8.3%
Goodrich Corp.	4,432	312,545
L-3 Communications Holdings, Inc.	2,777	254,457
		567,002
Information Technology - 6.9%
Advanced Micro Devices, Inc.*	10,582	98,095
McAfee, Inc. *	1,179	47,313
Xerox Corp.	33,589	327,493
		472,901
Materials - 2.8%
Freeport-McMoRan Copper & Gold, Inc.	1,211	101,167
International Paper Co.	3,667	90,245
		191,412

	Number of Shares	Market Value
Telecommunication Services - 7.5%
AT&T, Inc.	11,994	$309,925
Verizon Communications, Inc.	6,465	200,544
		510,469
Total Common Stocks (Cost $6,037,397)		6,752,193
	Principal Amount
SHORT-TERM INVESTMENTS - 1.5%
PNC Bank Money Market Account, 0.05%**, due 4/01/2010	$103,033	103,033
Total Short-Term Investments (Cost $103,033)		103,033
Total Investments - 100.2% (Cost $6,140,430)***		6,855,226
Liabilities in Excess of Other Assets - (0.2%)		(11,128)
NET ASSETS - 100.0%		$6,844,098

*  Non-income producing security.

**  Current yield.

***  Aggregate tax cost is $6,146,567 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$719,567
Gross unrealized depreciation	(10,908)
Net unrealized appreciation	$708,659
Sector Allocation	% of Net Assets
Consumer Discretionary	32.3%
Financials	18.2
Energy	12.3
Health Care	10.4
Industrials	8.3
Telecommunication Services	7.5
Information Technology	6.9
Materials	2.8
Cash and other	1.3
100.0%

See Notes to Financial Statements

Mount Lucas U.S. Focused Equity Fund 2010 Semiannual Report
2

Statement of Assets and Liabilities

Mount Lucas U.S. Focused Equity Fund

March 31, 2010 (Unaudited)

Assets:
Investments, at market value (cost $6,140,430) (Note 2 and Note 3)	$6,855,226
Receivable from fund shares sold	15,000
Administration and accounting fees receivable (Note 5)	4,398
Dividends and interest receivable	3,200
Prepaid expenses	12,284
Other assets	6,852
Total assets	6,896,960
Liabilities:
Payable for investments purchased	39,589
Investment advisory fee payable (Note 4)	1,229
Custodian fees payable (Note 5)	6,582
Transfer agent fees payable (Note 5)	4,176
Trustees' fees payable (Note 4)	288
Chief Compliance Officer fees payable (Note 4)	192
Other accrued expenses	806
Total liabilities	52,862
Net Assets	$6,844,098
Net Assets consist of:
Paid-in-capital	$8,154,039
Distributions in excess of net investment income	(2,241)
Accumulated net realized loss on investments	(2,022,496)
Net unrealized appreciation on investments	714,796
Net Assets	$6,844,098
Shares Outstanding - Class I:
(Unlimited number of shares authorized, par value $0.001 per share)	894,807
Net asset value, offering and redemption price per share* (Note 2)	$7.65

*Shares of the Fund redeemed within 90 days of purchase are charged a 2% redemption fee.

See Notes to Financial Statements

Mount Lucas U.S. Focused Equity Fund 2010 Semiannual Report
3

Statement of Operations

Mount Lucas U.S. Focused Equity Fund

For the Six Months Ended March 31, 2010 (Unaudited)

Investment Income:
Dividends	$41,802
Interest	22
Total investment income	41,824
Expenses:
Investment advisory fees (Note 4)	18,379
Administration and accounting fees (Note 5)	28,002
Transfer agent fees (Note 5)	12,604
Registration and filing fees	9,880
Custodian fees (Note 5)	8,850
Legal fees	6,384
Audit fees	7,298
Trustees' fees and expenses (Note 4)	2,671
Printing fees	1,755
Insurance expense	2,346
Chief Compliance Officer fees (Note 4)	595
Other	271
Subtotal	99,035
Fees waived and reimbursed by Adviser (Note 4)	(75,755)
Net expenses	23,280
Net Investment Income	18,544
Realized and Unrealized Gain on Investments:
Net realized gain on investments	674,681
Net change in unrealized appreciation/depreciation on investments	196,475
Net Realized and Unrealized Gain on Investments	871,156
Net Increase in Net Assets Resulting from Operations	$889,700

See Notes to Financial Statements

Mount Lucas U.S. Focused Equity Fund 2010 Semiannual Report
4

Statement of Changes in Net Assets

Mount Lucas U.S. Focused Equity Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009
Operations:
Net investment income	$18,544	$53,270
Net realized gain (loss) on investments	674,681	(1,735,901)
Net change in unrealized appreciation/depreciation on investments	196,475	1,090,032
Net increase (decrease) in net assets resulting from operations	889,700	(592,599)
Distributions to Shareholders from:
Net investment income	(42,436)	(129,747)
Total distributions to shareholders	(42,436)	(129,747)
Shares of Beneficial Interest Transactions (Class I):
Shares sold	3,376,215	2,129,670
Shares issued as reinvestment of distributions	42,285	59,536
Shares redeemed	(1,248,533)	(2,365,719)
Net increase (decrease) in net assets from shares of beneficial interest transactions	2,169,967	(176,513)
Redemption fees	139	510
Net increase (decrease) in net assets	3,017,370	(898,349)
Net Assets:
Beginning of year	3,826,728	4,725,077
End of year	$6,844,098	$3,826,728
Undistributed net investment income	$-	$21,651
Shares of Beneficial Interest Transactions (Class I):
Shares sold	477,626	376,447
Shares issued as reinvestment of distributions	5,968	11,743
Shares redeemed	(177,991)	(467,312)
Net increase (decrease) in shares outstanding	305,603	(79,122)

See Notes to Financial Statements

Mount Lucas U.S. Focused Equity Fund 2010 Semiannual Report
5

Financial Highlights

Mount Lucas U.S. Focused Equity Fund

For a Fund Share Outstanding Throughout Each Period

	For the Six Months Ended 3/31/10 (Unaudited) Class I		For the Year Ended 9/30/09 Class I	For the Year Ended 9/30/08 Class I	For the Period Ended 9/30/07(1) Class I
Net asset value, beginning of period	$6.49		$7.07	$10.00	$10.00
Income (Loss) from Investment Operations:
Net investment income (2)	0.03		0.10	0.12	-
Net realized and unrealized gain (loss) on investments	1.20		(0.51)	(2.99)	-
Total from investment operations	1.23		(0.41)	(2.87)	-
Less Distributions:
Dividends from net investment income	(0.07)		(0.17)	(0.06)	-
Total distributions	(0.07)		(0.17)	(0.06)	-
Redemption fees added to paid in capital	0.00	(3)	0.00 (3)	-	-
Net asset value, end of period	$7.65		$6.49	$7.07	$10.00
Total return	18.98	%(4)	(5.16%)	(28.88%)	-%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000's)	$6,844		$3,827	$4,725	$-
Operating expenses:
Before expense reimbursement/waiver	4.04	%(5)	7.91%	6.39%	-%
After expense reimbursement/waiver	0.95	%(5)	0.95%	0.95%	-%
Net investment income:
After expense reimbursement/waiver	0.76	%(5)	1.92%	1.41%	-%
Portfolio turnover rate	76.02	%(4)	178.60%	89.99%	-%

(1)  The Fund commenced operations on September 28, 2007.

(2)  Calculated based on the average number of shares outstanding during the period.

(3)  Amount represents less than $0.005.

(4)  Non-annualized.

(5)  Annualized.

See Notes to Financial Statements

Mount Lucas U.S. Focused Equity Fund 2010 Semiannual Report
6

Notes to Financial Statements

March 31, 2010 (Unaudited)

1.  Organization

The Mount Lucas U.S. Focused Equity Fund (the "Fund") is a separate series of the DundeeWealth Funds, formerly known as BHR Institutional Funds, (the "Trust"), a registered management investment company. The Trust is established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust ("Declaration of Trust") dated June 2, 2006. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). The Fund is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in the Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and are subject to liabilities related thereto. The Fund is authorized to issue an unlimited number of shares and offers two classes of shares: Class I Shares and Class II Shares. As of March 31, 2010, Class II shares were not yet being offered to the public. The accompanying financial statements and financial highlights are those of the Fund, which commenced operations on September 28, 2007. The financial statements of the remaining series in the Trust are presented in separate documents. The Fund is a non-diversified portfolio as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks capital appreciation and invests in large capitalization U.S. common stocks with value characteristics. Under normal market conditions, the Fund invests at least 80% of its assets in U.S. common stocks and other equity securities of large capitalization companies. The Fund will typically hold between 20 and 40 stocks.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Use of Estimates – The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the disclosure of contingent assets and liabilities as of the date of the financial statements and reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Derivative Financial Instruments – The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Mount Lucas Management Corp.'s (the "Sub-Adviser" or "Mount Lucas") prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

Futures and Options on Futures – The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be

Mount Lucas U.S. Focused Equity Fund 2010 Semiannual Report
7

Notes to Financial Statements
(Continued)

in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on DundeeWealth US, LP's (the "Adviser" or "DundeeWealth US"), or Mount Lucas' ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

During the six months ended March 31, 2010, the Fund had no investments in futures contracts or options on futures.

Options – The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

During the six months ended March 31, 2010, the Fund had no investments in options.

Security Transactions and Related Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses on the sales of investment securities are measured using the identified cost method.

Expenses – Expenses attributable to a specific Fund shall be payable solely out of the assets of that Fund. Expenses not attributable to a specific Fund are allocated across all of the funds in the Trust on the basis of relative net assets or the nature of the services performed and the relative applicability to each fund.

Net Asset Value Per Share – The net asset value ("NAV") per share for each class of shares of the Fund is the value of that class's portion of all of the net assets of the Fund. The Fund calculates its NAV once each business day as of the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00pm Eastern time).

Distributions to Shareholders – The Fund distributes its net investment income and makes distributions of net realized capital gains, if any, at least annually.

Redemption Fees – The Fund imposes a redemption fee of 2.00% on shares that are redeemed within 90 days of purchase. The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as having been redeemed first. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholder. The redemption fees, if any, returned to the assets of the Fund are reflected in the Statement of Changes in Net Assets.

3.  Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

Level 1:  Quoted prices in active markets for identical securities

Level 2:  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:  Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund's investments as of March 31, 2010, is as follows:

Level 1 - Quoted Prices*	$6,855,226
Total Market Value of Investments	$6,855,226

*  Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at March 31, 2010 or September 30, 2009.

4.  Investment Advisory Fees and Other Transactions

The Fund has entered into an investment management agreement (the "Advisory Agreement") with DundeeWealth US pursuant to which DundeeWealth US provides investment management services

Mount Lucas U.S. Focused Equity Fund 2010 Semiannual Report
8

Notes to Financial Statements
(Continued)

to the Fund and is entitled to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the average daily net assets of the Fund. As investment adviser to the Fund, DundeeWealth US has the ultimate responsibility over the sub-adviser and is responsible for the investment performance of the Fund.

DundeeWealth US has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with Mount Lucas, pursuant to which Mount Lucas serves as sub-adviser to the Fund. Sub-advisory fees are paid by DundeeWealth US, not out of the Fund's assets. In accordance with the terms of the Advisory Agreement and Sub-Advisory Agreement, DundeeWealth US and Mount Lucas provide a continuous investment program for the Fund's portfolio, and oversee the administration of all aspects relating to the Fund's business and affairs.

For its services as investment sub-adviser to the Fund, Mount Lucas is entitled to receive investment sub-advisory fees from DundeeWealth US at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. Mount Lucas will be paid 0.25% on the first $200,000,000 and 0.60% on the balance of the average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 0.95% for the Class I shares of the Fund for a period of three years ending September 27, 2011 ("Expense Limitation"). If at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements, as long as Expense Limitations are maintained. For the six months ended March 31, 2010, the Adviser reimbursed the Fund $75,755. The balance of recoverable expenses to the Adviser at March 31, 2010 was $460,163.

For the period ended September 30, 2007, expiring September 30, 2010	For the year ended September 30, 2008, expiring September 30, 2011	For the year ended September 30, 2009, expiring September 30, 2012	For the six months ended March 31, 2010, expiring September 30, 2013	Balances of Recoverable Expenses to the Adviser
$0	$191,013	$193,395	$75,755	$460,163

The Trust does not pay any fees to its Officers for their services as such, except for the Chief Compliance Officer, who, as of March 31, 2010, receives $1,250 per month for the entire Trust. For the six months ended March 31, 2010, the Fund was allocated $595 in Chief Compliance Officer fees. The Trust pays each Independent Trustee an annual retainer of $10,000, a per meeting fee of $1,500 for quarterly and special meetings, a fee of $1,000 for each Audit Committee meeting and $250 per Fair Value Pricing Committee meeting attended. Trustees are reimbursed for reasonable expenses incurred in attending all meetings.

5.  Other Service Providers

The Trust has entered into an Administration and Accounting Services Agreement with PNC Global Investment Servicing (U.S.) Inc. (PNCGIS), to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. PNCGIS also acts as transfer agent and dividend disbursing agent for the Fund. For these services PNCGIS receives a monthly fee based on shareholder processing activity during the month.

As of January 28, 2010, Foreside Fund Services, LLC (the "Distributor") serves as the Fund's distributor. The Distributor acts as an agent for the Fund and the distributor of its shares. Prior to January 28, 2010, PFPC Distributors, Inc. served as the Fund's distributor.

PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

Briggs, Bunting & Dougherty, LLP ("BBD") was replaced as the independent registered public accounting firm to the Trust effective upon the completion of services related to the audit for the Trust's 2009 fiscal year. The Trust's Audit Committee participated in, and approved, the decision to change auditors. BBD's reports on the Trust's financial statements for the fiscal years ended September 30, 2009 and September 30, 2008 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended September 30, 2009 and September 30, 2008 and through November 24, 2009, (i) there were no disagreements with BBD on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 10, 2009, the Trust by action of its Board of Trustees upon the recommendation of the Trust's Audit Committee engaged PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm to audit the Trust's financial statements for the fiscal year ending September 30, 2010. During the Trust's fiscal years ended September 30, 2009 and September 30, 2008 and through November 10, 2009, neither the Trust, its portfolios nor anyone on their behalf has consulted PwC on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

6.  Distributions To Shareholders

The tax character of distributions paid during the year ended September 30, 2009 was as follows:

Distributions paid from:
Ordinary income	$129,747

Mount Lucas U.S. Focused Equity Fund 2010 Semiannual Report
9

Notes to Financial Statements
(Continued)

7.  Investment Transactions

Investment transactions for the six months ended March 31, 2010, excluding temporary short-term investments for the Fund, were as follows:

Purchases	Sales
$5,813,925	$3,677,090

8.  Federal Income Taxes

The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, and will distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to federal income or excise tax.

Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2009, the Fund deferred capital losses of $1,660,908.

As of September 30, 2009, the Fund had a capital loss carryforward of $953,379. This amount is due to expire in the year 2017.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior two tax years) and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9.  Concentration Risks

The Fund has a non-diversified investment portfolio and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

10.  Indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

11.  Subsequent Events

Effective April 19, 2010, Martin Dzuira of Cipperman Compliance Services was appointed Chief Compliance Officer for the Fund.

Management has evaluated the impact on the Fund of all subsequent events through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

Mount Lucas U.S. Focused Equity Fund 2010 Semiannual Report
10

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Additional Fund Information

March 31, 2010
(Unaudited)

Proxy Voting Information

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request by calling 1-888-572-0968 or on the Fund's website at http://www.dundeewealthus.com.

Information regarding how the Fund voted proxies related to portfolio securities during the most recent period ended June 30, 2009 is available without charge, upon request, by calling 1-888-572-0968 or by visiting the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Information on Form N-Q

The Trust files the Fund's complete schedule of portfolio investments with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DundeeWealth Funds Privacy Policy

In the course of doing business with shareholders, the Trust collects nonpublic personal information about shareholders. "Nonpublic personal information" is personally identifiable financial information about shareholders. For example, it includes shareholders' social security number, account balance, bank account information and purchase and redemption history.

The Trust collects this information from the following sources:

•  Information we receive from shareholders on applications or other forms;

•  Information about shareholder transactions with us and our service providers, or others;

•  Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Trust disclose and to whom does the Trust disclose information.

The Trust only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Trust may disclose nonpublic personal information about shareholders:

•  To government entities, in response to subpoenas or to comply with laws or regulations;

•  When shareholders direct us to do so or consent to the disclosure;

•  To companies that perform necessary services for DundeeWealth Funds, such as data processing companies that the Funds use to process shareholders transactions or maintain shareholder accounts;

•  To protect against fraud, or to collect unpaid debts.

If a shareholder closes its account, we will adhere to the privacy policies and practices described in this notice.

How the Trust Safeguards Information

Within the Trust, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Trust and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Mount Lucas U.S. Focused Equity Fund 2010 Semiannual Report

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)       Not applicable.

(b)           Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	DundeeWealth Funds

By (Signature and Title)*	/s/ Peter Moran
Peter Moran, President
(principal executive officer)

Date	6/3/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Moran
Peter Moran, President
(principal executive officer)

Date	6/3/10

By (Signature and Title)*	/s/ John Leven
John Leven, Treasurer
(principal financial officer)

Date	6/3/10

* Print the name and title of each signing officer under his or her signature.